      As filed with the Securities and Exchange Commission on July 26, 2002

                                                        Registration No. 2-58286
                                             Investment Company Act No. 811-2731

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                    ----                                     ---

        Post-Effective Amendment No. 34                                       X
                                    ----                                     ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                                X

    Amendment No.  35                                                        ---
                  ----

                        (Check appropriate box or boxes.)

                            TAX-FREE INVESTMENTS CO.
                        ---------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
          -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          ---------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
             -------------------------------------------------------
                     (Name and Address of Agent for Service)


                                    Copy to:

     Ofelia M. Mayo, Esquire            Martha J. Hays, Esquire
     A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100       1735 Market Street, 51st Floor
     Houston, Texas  77046              Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed            As soon as practicable after the
Public Offering:                        effective date of this Registration
                                        Statement

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b) of Rule 485
   -----

     X   on July 29, 2002 pursuant to paragraph (b) of Rule 485
   -----

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----
         on (date) pursuant to paragraph (a)(1) of Rule 485
   -----
         75 days after filing pursuant to paragraph(a)(2) of Rule 485
   -----
         on (date) pursuant to paragraph (a)(2) of Rule 485
   -----

If appropriate, check the following:

         This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

         Title of Securities Being Registered:  Common Stock

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Cash
                                          Management Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE

--Registered Trademark--                     --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                  A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    A-1
Purchasing Shares                        A-1
Redeeming Shares                         A-2
Pricing of Shares                        A-3
Taxes                                    A-3
OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to sales loads.


        ANNUAL TOTAL RETURNS
        12/31/00   12/31/01
        --------   --------
          3.93%      2.57%


 The Cash Management Class shares' year-to-date total return as of June 30, 2002 was 0.63%.


  During the period shown in the bar chart, the highest quarterly return was 1.03% (quarter ended December 31, 2000) and the lowest quarterly return was 0.42% (quarter ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended           SINCE   INCEPTION
December 31, 2001)     1 YEAR  INCEPTION   DATE
--------------------------------------------------
Cash Management Class  2.57%     3.19%   01/04/99
--------------------------------------------------


Cash Management Class shares' seven-day yield on December 31, 2001 was 1.57%. For the current seven-day yield, call (800) 877-7745.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                       CASH MANAGEMENT CLASS
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                   None
------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CASH MANAGEMENT CLASS
------------------------------------------------------------
Management Fees                                0.22%
Distribution and/or Service
 (12b-1) Fees                                  0.10
Other Expenses                                 0.06
Total Annual Fund
 Operating Expenses(2)                         0.38


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.30%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class   $39    $122    $213     $480
------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                           CASH MANAGEMENT CLASS
                                  ---------------------------------------------
                                                                JANUARY 4, 1999
                                                                  (DATE SALES
                                      YEAR ENDED MARCH 31,         COMMENCED)
                                  ----------------------------      THROUGH
                                    2002        2001     2000   MARCH 31, 1999
                                  --------     -------  ------  ---------------
Net asset value, beginning of
 period                           $   1.00     $  1.00  $ 1.00      $ 1.00
-------------------------------------------------------------------------------
Net investment income                 0.02        0.04    0.03        0.01
-------------------------------------------------------------------------------
Less distributions from net
 investment income                   (0.02)      (0.04)  (0.03)      (0.01)
-------------------------------------------------------------------------------
Net asset value, end of period    $   1.00     $  1.00  $ 1.00      $ 1.00
-------------------------------------------------------------------------------
Total return(a)                       2.08%       3.87%   3.23%       0.64%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                         $320,502     $15,668  $6,178      $7,139
-------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers                     0.30%(b)    0.28%   0.28%       0.28%(c)
-------------------------------------------------------------------------------
 Without fee waivers                  0.38%(b)    0.39%   0.39%       0.38%(c)
-------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                1.92%(b)    3.76%   3.17%       3.08%(c)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $185,171,743.

(c) Annualized.

                          --------------------------
                          | CASH RESERVE PORTFOLIO |
                          --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.




PURCHASING SHARES


MINIMUM INVESTMENTS PER FUND ACCOUNT


The minimum investments for fund accounts are as follows:



                         INITIAL    ADDITIONAL
CLASS                  INVESTMENTS* INVESTMENTS
-----------------------------------------------
Cash Management Class   $1 million  no minimum
-----------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS

--------------------------------------------------------------------------------

                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #
By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.
By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------


TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                          --------------------------
                          | CASH RESERVE PORTFOLIO |
                          --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------
|  The fund and its agents reserve      |
|  the right at any time to:            |
|  . reject or cancel any part of any   |
|    purchase order;                    |
|  . modify any terms or conditions     |
|    of purchase of shares of the       |
|    fund; or                           |
|  . withdraw all or any part of the    |
|    offering made by this              |
|    prospectus.                        |
-----------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7745

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
----------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TFIC-PRO-5  INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Institutional
                                          Class of the fund. Please read it
                                          before investing and keep it for
                                          future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                  A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                        A-1
Redeeming Shares                         A-2
Pricing of Shares                        A-3
Taxes                                    A-3
OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.

                               ANNUAL TOTAL RETURNS

 12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01
 --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
  2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%     2.65%


  The Institutional Class shares' year-to-date total return as of June 30, 2002 was 0.67%.


 During the periods shown in the bar chart, the highest quarterly return was 1.05% (quarter ended December 31, 2000) and the lowest quarterly return was 0.44% (quarter ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                         SINCE   INCEPTION
December 31, 2001)   1 YEAR 5 YEARS 10 YEARS INCEPTION    DATE
----------------------------------------------------------------
Institutional Class   2.65%  3.34%   3.17%     4.11%   04/18/83
----------------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2001 was 1.65%. For the current seven-day yield, call (800) 659-1005.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees                     0.22%
Distribution and/or Service
(12b-1) Fees                        none
Other Expenses                      0.06
Total Annual Fund
Operating Expenses(2)               0.28


--------------------------------------------------------------------------------

(1/ There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The expense limitation may be terminated at any time. Total Annual Fund Operating Expenses net of this waiver were 0.22%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $29     $90    $157     $356
----------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
 The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                          INSTITUTIONAL CLASS
                         -------------------------------------------------------
                                          YEAR ENDED MARCH 31,
                         -------------------------------------------------------
                            2002          2001      2000       1999       1998
                         ----------     --------  --------  ----------  --------
Net asset value,
 beginning of period     $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Net investment income          0.02         0.04      0.03        0.03      0.03
---------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.02)       (0.04)    (0.03)      (0.03)    (0.03)
---------------------------------------------------------------------------------
Net asset value, end of
 period                  $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Total return                   2.17%        3.95%     3.32%       3.23%     3.55%
---------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)   $1,239,058     $929,921  $964,396  $1,072,597  $896,904
---------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
With fee waivers               0.22%(a)     0.20%     0.20%       0.20%     0.20%
---------------------------------------------------------------------------------
Without fee waivers            0.28%(a)     0.29%     0.29%       0.28%     0.27%
---------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        2.01%(a)     3.84%     3.25%       3.16%     3.49%
---------------------------------------------------------------------------------


(a) Ratios are based on average daily net assets of $1,088,163,776.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


                       INITIAL    ADDITIONAL
CLASS                INVESTMENTS* INVESTMENTS
---------------------------------------------
Institutional Class   $1 million  no minimum
---------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #

By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.

By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------
|  The fund and its agents reserve      |
|  the right at any time to:            |
|  . reject or cancel any part of any   |
|    purchase order;                    |
|  . modify any terms or conditions     |
|    of purchase of shares of the       |
|    fund; or                           |
|  . withdraw all or any part of the    |
|    offering made by this              |
|    prospectus.                        |
-----------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
---------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
---------------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com  TFIC-PRO-1  INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Personal
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND
 STRATEGIES                                 1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN
 THE FUND                                   1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                     2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Return                         2
Performance Table                           2

FEE TABLE AND EXPENSE EXAMPLE               3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                   3
Expense Example                             3

FUND MANAGEMENT                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                 4
Advisor Compensation                        4

OTHER INFORMATION                           4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   4
Dividends and Distributions                 4

FINANCIAL HIGHLIGHTS                        5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                   A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees     A-1
Purchasing Shares                         A-1
Redeeming Shares                          A-2
Pricing of Shares                         A-3
Taxes                                     A-3
OBTAINING ADDITIONAL INFORMATION   Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Personal Investment Class. Personal Investment Class shares are not subject to sales loads.


  ANNUAL TOTAL RETURN
        12/31/01
        --------
          2.14%


 The Personal Investment Class shares' year-to-date total return as of June 30, 2002 was 0.42%.


 During the periods shown in the bar chart, the highest quarterly return was 0.68% (quarter ended March 31, 2001) and the lowest quarterly return was 0.32% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of the Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended              SINCE   INCEPTION
December 31, 2001)         1 YEAR INCEPTION   DATE
-----------------------------------------------------
Personal Investment Class  2.14%    2.25%   12/04/00
-----------------------------------------------------


Personal Investment Class shares' seven-day yield on December 31, 2001 was 1.15%. For the current seven-day yield, call (800) 877-4744.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                                  PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                None
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                                 PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Management Fees                                             0.22%
Distribution and/or Service
 (12b-1) Fees                                               0.75
Other Expenses                                              0.06
Total Annual Fund
Operating Expenses(2)                                       1.03


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, restated for these agreements, are 0.77%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


 You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class   $105   $328    $569    $1,259
----------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                PERSONAL INVESTMENT CLASS
                                           ------------------------------------
                                                              DECEMBER 4, 2000
                                                                (DATE SALES
                                              YEAR ENDED     COMMENCED) THROUGH
                                           MARCH 31, 2002(a)   MARCH 31, 2001
                                           ----------------- ------------------
Net asset value, beginning of period            $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Net investment income                             0.02               0.01
-------------------------------------------------------------------------------
Less distributions from net investment
 income                                          (0.02)             (0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                  $ 1.00             $ 1.00
-------------------------------------------------------------------------------
Total return(b)                                   1.66%              0.95%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,102             $  722
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                                 0.72%(c)           0.70%(d)
-------------------------------------------------------------------------------
 Without fee waivers                              1.03%(c)           1.04%(d)
-------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                       1.51%(c)           3.35%(d)
-------------------------------------------------------------------------------


(a) Calculated using average shares outstanding.


(b) Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $33,952,419.


(d) Annualized.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Personal Investment Class    $10,000    no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

-------------------------------------------------------------------------------------
                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #

By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.

By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------
|  The fund and its agents reserve       |
|  the right at any time to:             |
|  . reject or cancel any part of any    |
|    purchase order;                     |
|  . modify any terms or conditions      |
|    of purchase of shares of the        |
|    fund; or                            |
|  . withdraw all or any part of the     |
|    offering made by this               |
|    prospectus.                         |
------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-4744

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
-----------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
-----------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TFIC-PRO-3  INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Private
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE

--Registered Trademark--                         --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN
 THE FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                    4
Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees      A-1
Purchasing Shares                          A-1
Redeeming Shares                           A-2
Pricing of Shares                          A-3
Taxes                                      A-3
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.

                                ANNUAL TOTAL RETURNS
12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01
--------  --------  --------  --------  --------  --------  --------  --------  --------
  2.07%     2.48%     3.48%     3.08%     3.29%     3.08%     2.88%     3.75%     2.40%


 The Private Investment Class shares' year-to-date total return as of June 30, 2002 was 0.55%.


 During the periods shown in the bar chart, the highest quarterly return was 0.99% (quarter ended December 31, 2000) and the lowest quarterly return was 0.38% (quarters ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                     SINCE   INCEPTION
December 31, 2001)        1 YEAR 5 YEARS INCEPTION   DATE
------------------------------------------------------------
Private Investment Class  2.40%   3.08%    2.92%   04/01/92
------------------------------------------------------------


Private Investment Class shares' seven-day yield on December 31, 2001 was 1.40%. For the current seven-day yield, call (800) 877-7748.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from          PRIVATE
your investment)              INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PRIVATE
from fund assets)             INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                    0.22%
Distribution and/or Service
(12b-1) Fees                       0.50
Other Expenses                     0.06
Total Annual Fund
 Operating Expenses(2)             0.78
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.47%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


 You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $80    $249    $433     $966
---------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                          PRIVATE INVESTMENT CLASS
                              ------------------------------------------------
                                             YEAR ENDED MARCH 31,
                              ------------------------------------------------
                                2002         2001     2000     1999     1998
                              --------     --------  -------  -------  -------
Net asset value, beginning
 of period                    $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Net investment income             0.02         0.04     0.03     0.03     0.03
-------------------------------------------------------------------------------
Less distributions from net
 investment income               (0.02)       (0.04)   (0.03)   (0.03)   (0.03)
-------------------------------------------------------------------------------
Net asset value, end of
 period                       $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Total return                      1.91%        3.69%    3.06%    2.98%    3.29%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)               $179,095     $141,946  $83,454  $90,606  $80,462
-------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers                 0.47%(a)     0.45%    0.45%    0.45%    0.45%
-------------------------------------------------------------------------------
 Without fee waivers              0.78%(a)     0.79%    0.79%    0.78%    0.77%
-------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                           1.76%(a)     3.60%    3.00%    2.91%    3.24%
-------------------------------------------------------------------------------


(a) Ratios are based on average daily net assets of $170,811,627.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


                            INITIAL    ADDITIONAL
CLASS                     INVESTMENTS* INVESTMENTS
--------------------------------------------------
Private Investment Class    $10,000    no minimum
--------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

--------------------------------------------------------------------------------

                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #
By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.
By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
  Trademark--                                           and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------
|  The fund and its agents reserve      |
|  the right at any time to:            |
|  . reject or cancel any part of any   |
|    purchase order;                    |
|  . modify any terms or conditions     |
|    of purchase of shares of the       |
|    fund; or                           |
|  . withdraw all or any part of the    |
|    offering made by this              |
|    prospectus.                        |
-----------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7748

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
----------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
----------------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com  TFIC-PRO-2    INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Reserve Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            . is not FDIC insured;

                                            . may lose value; and

                                            . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                     2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                        2
Performance Table                           2

FEE TABLE AND EXPENSE EXAMPLE               3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                   3
Expense Example                             3

FUND MANAGEMENT                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                 4
Advisor Compensation                        4

OTHER INFORMATION                           4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   4
Dividends and Distributions                 4

FINANCIAL HIGHLIGHTS                        5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                   A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees     A-1
Purchasing Shares                         A-1
Redeeming Shares                          A-2
Pricing of Shares                         A-3
Taxes                                     A-3
OBTAINING ADDITIONAL INFORMATION   Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to sales loads.


        ANNUAL TOTAL RETURNS
        12/31/00    12/31/01
        --------    --------
          3.18%       1.84%


 The Reserve Class shares' year-to-date total return as of June 30, 2002 was 0.27%.


 During the periods shown in the bar chart, the highest quarterly return was 0.85% (quarter ended December 31, 2000) and the lowest quarterly return was 0.24% (quarter ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Reserve Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                  SINCE   INCEPTION
December 31, 2001,            1 YEAR  INCEPTION   DATE
---------------------------------------------------------
Reserve Class                  1.84%    2.50%   06/01/99
---------------------------------------------------------


Reserve Class shares' seven-day yield on December 31, 2001 was 0.85%. For the current seven-day yield, call (800) 417-8837.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                  0.22%
Distribution and/or Service
(12b-1) Fees                     1.00
Other Expenses                   0.06
Total Annual Fund
Operating Expenses(2)            1.28


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The distributor has agreed to waive 0.13% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, restated for these agreements, are 1.09%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


 You may also be charged a transaction or other fee by the financial institution managing your account.



EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class   $130   $406    $702    $1,545
----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                                      RESERVE CLASS
                                           ------------------------------------
                                                                 JUNE  1, 1999
                                               YEAR ENDED         (DATE SALES
                                                MARCH 31,          COMMENCED)
                                           -------------------      THROUGH
                                            2002        2001    MARCH 31, 2000
                                           -------     -------  ---------------
Net asset value, beginning of period       $  1.00     $  1.00      $  1.00
-------------------------------------------------------------------------------
Net investment income                         0.01        0.03         0.02
-------------------------------------------------------------------------------
Less distributions from net investment
 income                                      (0.01)      (0.03)       (0.02)
-------------------------------------------------------------------------------
Net asset value, end of period             $  1.00     $  1.00      $  1.00
-------------------------------------------------------------------------------
Total return(a)                               1.35%       3.12%        2.10%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $18,200     $15,871      $23,283
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                             1.02%(b)    1.00%        1.00%(c)
-------------------------------------------------------------------------------
 Without fee waivers                          1.28%(b)    1.29%        1.29%(c)
-------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                   1.21%(b)    3.05%        2.45%(c)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $19,754,567.

(c) Annualized.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


                 INITIAL    ADDITIONAL
CLASS          INVESTMENTS* INVESTMENTS
---------------------------------------
Reserve Class    $10,000    no minimum
---------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

--------------------------------------------------------------------------------
                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #

By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.

By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------


TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------
|  The fund and its agents reserve       |
|  the right at any time to:             |
|  . reject or cancel any part of any    |
|    purchase order;                     |
|  . modify any terms or conditions      |
|    of purchase of shares of the        |
|    fund; or                            |
|  . withdraw all or any part of the     |
|    offering made by this               |
|    prospectus.                         |
------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 417-8837

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
--------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com  TFIC-PRO-4   INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002



                                          This prospectus contains important
                                          information about the Resource Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            . is not FDIC insured;

                                            . may lose value; and

                                            . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                            2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                               2
Performance Table                                  2

FEE TABLE AND EXPENSE EXAMPLE                      3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                          3
Expense Example                                    3

FUND MANAGEMENT                                    4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                        4
Advisor Compensation                               4

OTHER INFORMATION                                  4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                          4
Dividends and Distributions                        4

FINANCIAL HIGHLIGHTS                               5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                          A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees            A-1
Purchasing Shares                                A-1
Redeeming Shares                                 A-2
Pricing of Shares                                A-3
Taxes                                            A-3
OBTAINING ADDITIONAL INFORMATION          Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to sales loads.


        ANNUAL TOTAL RETURNS
        12/31/00   12/31/01
        --------   --------
          3.85%      2.49%


 The Resource Class shares' year-to-date total return as of June 30, 2002 was 0.59%.


 During the periods shown in the bar chart, the highest quarterly return was 1.01% (quarter ended December 31, 2000) and the lowest quarterly return was 0.40% (quarter ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Resource Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                SINCE    INCEPTION
December 31, 2001          1 YEAR   INCEPTION    DATE
---------------------------------------------------------
Resource Class              2.49%      3.16%    04/06/99
---------------------------------------------------------


Resource Class shares' seven-day yield on December 31, 2001 was 1.49%. For the current seven-day yield, call (800) 825-6858.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                   0.22%
Distribution and/or Service
(12b-1) Fees                      0.20
Other Expenses                    0.06
Total Annual Fund
Operating Expenses(2)             0.48

--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.




(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.38%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------
Resource Class   $49    $154    $269     $604
-----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
 The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                                      RESOURCE CLASS
                                          -------------------------------------
                                                                 APRIL 6, 1999
                                               YEAR ENDED         (DATE SALES
                                                MARCH 31,          COMMENCED)
                                          --------------------      THROUGH
                                            2002        2001    MARCH 31, 2000
                                          --------     -------  ---------------
Net asset value, beginning of period      $   1.00     $  1.00      $ 1.00
-------------------------------------------------------------------------------
 Net investment income                        0.02        0.04        0.03
-------------------------------------------------------------------------------
Less distributions from net investment
 income                                      (0.02)      (0.04)      (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period            $   1.00     $  1.00      $ 1.00
-------------------------------------------------------------------------------
Total return(a)                               2.00%       3.78%       3.15%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $137,307     $15,464      $3,597
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                             0.38%(b)    0.36%       0.36%(c)
-------------------------------------------------------------------------------
 Without fee waivers                          0.48%(b)    0.49%       0.49%(c)
-------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           1.84%(b)    3.68%       3.09%(c)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $82,909,324.

(c) Annualized.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


                  INITIAL    ADDITIONAL
CLASS           INVESTMENTS* INVESTMENTS
----------------------------------------
Resource Class    $10,000    no minimum
----------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

--------------------------------------------------------------------------------------------
                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #

By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.

By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------


TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------
|  The fund and its agents reserve      |
|  the right at any time to:            |
|  . reject or cancel any part of any   |
|    purchase order;                    |
|  . modify any terms or conditions     |
|    of purchase of shares of the       |
|    fund; or                           |
|  . withdraw all or any part of the    |
|    offering made by this              |
|    prospectus.                        |
-----------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 825-6858

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
-----------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
-----------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com  TFIC-PRO-6   INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

JULY 29, 2002


                                          This prospectus contains important
                                          information about the Sweep Class of
                                          the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                     2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                        2
Performance Table                           2

FEE TABLE AND EXPENSE EXAMPLE               3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                   3
Expense Example                             3

FUND MANAGEMENT                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                 4
Advisor Compensation                        4

OTHER INFORMATION                           4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   4
Dividends and Distributions                 4

FINANCIAL HIGHLIGHTS                        5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                   A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees     A-1
Purchasing Shares                         A-1
Redeeming Shares                          A-2
Pricing of Shares                         A-3
Taxes                                     A-3
OBTAINING ADDITIONAL INFORMATION   Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended.

 For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                             ANNUAL TOTAL RETURNS
12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
  2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%     2.65%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 The Institutional Class shares' year-to-date total return as of June 30, 2002 was 0.67%.


 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.05% (quarter ended December 31, 2000) and its lowest quarterly return was 0.44% (quarter ended December 31, 2001).


PERFORMANCE TABLE
The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                            SINCE   INCEPTION
December 31, 2001)      1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
-------------------------------------------------------------------
Institutional Class      2.65%  3.34%    3.17%    4.11%   04/18/83
-------------------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2001 was 1.65%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from               SWEEP
your investment)                       CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted            SWEEP
from fund assets)                      CLASS
-----------------------------------------------------------
Management Fees                        0.22%
Distribution and/or Service
(12b-1) Fees                           0.25
Other Expenses(2)                      0.06
Total Annual Fund
 Operating Expenses(3)                 0.53

--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other Expenses are based on estimated amounts for the current fiscal year.


(3) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 0.22%. The expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of this limitation, are 0.47%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted, initial sales charge.


 You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $54    $170    $296     $665
--------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended March 31, 2002, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

 As of the date of this prospectus, the Sweep Class has not yet commenced operations, and, therefore, financial information is not available.


                                          INSTITUTIONAL CLASS
                         -------------------------------------------------------
                                          YEAR ENDED MARCH 31,
                         -------------------------------------------------------
                            2002          2001      2000       1999       1998
                         ----------     --------  --------  ----------  --------
Net asset value,
 beginning of period     $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Net investment income          0.02         0.04      0.03        0.03      0.03
---------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.02)       (0.04)    (0.03)      (0.03)    (0.03)
---------------------------------------------------------------------------------
Net asset value, end of
 period                  $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Total return                   2.17%        3.95%     3.32%       3.23%     3.55%
---------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)   $1,239,058     $929,921  $964,396  $1,072,597  $896,904
---------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
 With fee waivers              0.22%(a)     0.20%     0.20%       0.20%     0.20%
---------------------------------------------------------------------------------
 Without fee waivers           0.28%(a)     0.29%     0.29%       0.28%     0.27%
---------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        2.01%(a)     3.84%     3.25%       3.16%     3.49%
---------------------------------------------------------------------------------


(a) Ratios are based on average daily net assets of $1,088,163,776.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:


               INITIAL    ADDITIONAL
CLASS        INVESTMENTS* INVESTMENTS
-------------------------------------
Sweep Class    $10,000    no minimum
-------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

------------------------------------------------------------------------------------------
                     OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------
Through a Financial  Contact your financial             Same
 Intermediary        intermediary.
                     The financial intermediary should
                     mail your completed account
                     application and purchase payment
                     to the transfer agent,
                     A I M Fund Services, Inc.
                     P.O. Box 0843
                     Houston, TX 77001-0843
                     The financial intermediary should
                     call the transfer agent at (800)
                     659-1005 to receive an account
                     number.
                     Then, the intermediary should use
                     the following wire instructions:
                     The Bank of New York
                     ABA/Routing #: 021000018
                     DDA 8900279915
                     For Further Credit to the fund
                     and Your Account #

By Telephone         Open your account as described     Call the transfer agent at
                     above.                             (800) 659-1005 and wire payment
                                                        for your purchase order in
                                                        accordance with the wire
                                                        instructions noted above.

By AIM LINK          Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered         above.                             Agreement. Mail the application
Trademark--                                             and agreement to the transfer
                                                        agent. Once your request for
                                                        this option has been processed,
                                                        you may place your order via
                                                        AIM LINK.
---------------------------------------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


 HOW TO REDEEM SHARES
-----------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--
-----------------------------------------------------------------------------


TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time will be effected at the net asset value of the fund determined as of 3:00 p.m. Eastern Time and proceeds will normally be wired on the next business day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If the transfer agent receives a redemption request on a business day after 3:00 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                            --------------------------
                            | CASH RESERVE PORTFOLIO |
                            --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------
|  The fund and its agents reserve        |
|  the right at any time to:              |
|  . reject or cancel any part of any     |
|    purchase order;                      |
|  . modify any terms or conditions       |
|    of purchase of shares of the         |
|    fund; or                             |
|  . withdraw all or any part of the      |
|    offering made by this                |
|    prospectus.                          |
-------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.


 The fund's net asset value may also be determined on any other day its fund securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.

 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
--------------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TFIC-PRO-7  INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                            TAX-FREE INVESTMENTS CO.

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
CASH RESERVE PORTFOLIO OF TAX-FREE INVESTMENTS CO. LISTED BELOW. THIS STATEMENT
      OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ
          IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE
       CASH RESERVE PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY
             PROSPECTUS FOR ANY CLASS OF THE CASH RESERVE PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 29, 2002,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

                      CLASS                                          DATED
                      -----                                          -----
              CASH MANAGEMENT CLASS                              JULY 29, 2002
               INSTITUTIONAL CLASS                               JULY 29, 2002
            PERSONAL INVESTMENT CLASS                            JULY 29, 2002
            PRIVATE INVESTMENT CLASS                             JULY 29, 2002
                  RESERVE CLASS                                  JULY 29, 2002
                 RESOURCE CLASS                                  JULY 29, 2002
                   SWEEP CLASS                                   JULY 29, 2002

                            TAX-FREE INVESTMENTS CO.
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
      GENERAL INFORMATION ABOUT THE COMPANY...............................   1
        Portfolio History.................................................   1
        Shares of Common Stock............................................   1
      DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS..........   2
        Classification....................................................   2
        Investment Strategies and Risks...................................   2
          Debt Investments................................................   4
          Other Investments...............................................   6
          Investment Techniques...........................................   6
        Diversification Requirements......................................   8
        Portfolio Policies................................................   8
      MANAGEMENT OF THE COMPANY...........................................  10
        Board of Directors................................................  10
        Management Information............................................  10
          Director Ownership of Portfolio Shares..........................  11
          Factors Considered in Approving the Investment Advisory
           Agreement......................................................  11
        Compensation......................................................  11
          Retirement Plan For Directors...................................  11
          Deferred Compensation Agreements................................  12
        Codes of Ethics...................................................  12
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................  12
      INVESTMENT ADVISORY AND OTHER SERVICES..............................  13
        Investment Advisor................................................  13
        Service Agreements................................................  13
        Other Service Providers...........................................  14
      BROKERAGE ALLOCATION AND OTHER PRACTICES............................  14
        Brokerage Transactions............................................  14
        Commissions.......................................................  15
        Brokerage Selection...............................................  15
        Directed Brokerage (Research Services)............................  16
        Regular Brokers or Dealers........................................  16
        Allocation of Portfolio Transactions..............................  16
      PURCHASE, REDEMPTION AND PRICING OF SHARES..........................  16
        Purchase and Redemption of Shares.................................  16
        Offering Price....................................................  17
        Redemption in Kind................................................  17
        Backup Withholding................................................  17
      DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................  18
        Dividends and Distributions.......................................  18
        Tax Matters.......................................................  19
      DISTRIBUTION OF SECURITIES..........................................  22
        Distribution Plan.................................................  22
        Distributor.......................................................  23
        Banking Regulations...............................................  24
      CALCULATION OF PERFORMANCE DATA.....................................  24

      APPENDICES:
      RATINGS OF DEBT SECURITIES...........................................  A-1
      DIRECTORS AND OFFICERS...............................................  B-1
      DIRECTOR COMPENSATION TABLE..........................................  C-1
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................  D-1
      MANAGEMENT FEES......................................................  E-1
      ADMINISTRATIVE SERVICES FEES.........................................  F-1
      BROKERAGE COMMISSIONS................................................  G-1
      DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
       REGULAR BROKERS OR DEALERS..........................................  H-1
      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION
       PLAN................................................................  I-1
      ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN.........  J-1
      PERFORMANCE DATA.....................................................  K-1
      FINANCIAL STATEMENTS.................................................   FS

                     GENERAL INFORMATION ABOUT THE COMPANY

PORTFOLIO HISTORY

  Tax-Free Investments Co. (the "Company") is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of one portfolio: Cash Reserve Portfolio (the "Portfolio"). Under the Articles of Incorporation of the Company, dated May 1, 1992, as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

  The Company was originally organized on January 24, 1977 as a Maryland corporation. The Company was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992.

SHARES OF COMMON STOCK

  Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances.

  The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on the Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolio allocates any general expenses of the Company by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

  Each share of the Portfolio represents an equal proportionate interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Board. The Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the Portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class.

  All classes of shares of the Portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

  Except as specifically noted above, shareholders of the Portfolio are entitled to one vote per share (with proportionate voting for fractional shares). However, on matters affecting an individual class of shares, a separate vote of shareholders of the class is required. Shareholders of a class are not entitled to vote on any matter which does not affect the class but that requires a separate vote of another class. An example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of the Portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The Articles of Incorporation of the Company authorize the issuance of 35.1 billion shares with a par value of $.001 each, of which 27.1 billion shares represent an interest in the Portfolio (or class thereof). A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions for the Portfolio (or class).

  The Articles of Incorporation further provide that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Articles of Incorporation protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Articles of Incorporation provide for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Articles of Incorporation also authorize the purchase of liability insurance on behalf of the Company's directors and officers.

  SHARE CERTIFICATES. The Portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").

          DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

  The Company is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

  The table on the following pages identifies various securities and investment techniques used by A I M Advisors, Inc. ("AIM") in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                           TAX-FREE INVESTMENTS CO.
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


  PORTFOLIO                                        CASH RESERVE PORTFOLIO
  ---------                                        ----------------------
  SECURITY/INVESTMENT TECHNIQUE
-------------------------------------------------------------------------
                            EQUITY INVESTMENTS
-------------------------------------------------------------------------
  Common Stock
-------------------------------------------------------------------------
  Preferred Stock
-------------------------------------------------------------------------
  Convertible Securities
-------------------------------------------------------------------------
  Alternative Equity Securities
-------------------------------------------------------------------------
                           FOREIGN INVESTMENTS
-------------------------------------------------------------------------
  Foreign Securities
-------------------------------------------------------------------------
  Foreign Government Obligations
-------------------------------------------------------------------------
  Foreign Exchange Transactions
-------------------------------------------------------------------------
                             DEBT INVESTMENTS
-------------------------------------------------------------------------
  U.S. Government Obligations
-------------------------------------------------------------------------
  Rule 2a-7 Requirements                                     X
-------------------------------------------------------------------------
  Mortgage-Backed and Asset-Backed Securities
-------------------------------------------------------------------------
  Collateralized Mortgage Obligations
-------------------------------------------------------------------------
  Bank Instruments
-------------------------------------------------------------------------
  Commercial Instruments
-------------------------------------------------------------------------
  Participation Interests
-------------------------------------------------------------------------
  Municipal Securities                                       X
-------------------------------------------------------------------------
  Municipal Lease Obligations                                X
-------------------------------------------------------------------------
  Investment Grade Corporate Debt Obligations                X
-------------------------------------------------------------------------
  Junk Bonds
-------------------------------------------------------------------------
  Liquid Assets                                              X

  PORTFOLIO                                     CASH RESERVE PORTFOLIO
  ---------                                     ----------------------
  SECURITY/INVESTMENT TECHNIQUE
----------------------------------------------------------------------
                           OTHER INVESTMENTS
----------------------------------------------------------------------
  REITs
----------------------------------------------------------------------
  Other Investment Companies                              X
----------------------------------------------------------------------
  Defaulted Securities
----------------------------------------------------------------------
  Municipal Forward Contracts
----------------------------------------------------------------------
  Variable or Floating Rate Instruments                   X
----------------------------------------------------------------------
  Indexed Securities
----------------------------------------------------------------------
  Zero-Coupon and Pay-in-Kind Securities
----------------------------------------------------------------------
  Synthetic Municipal Instruments                         X
----------------------------------------------------------------------
                         INVESTMENT TECHNIQUES
----------------------------------------------------------------------
  Delayed Delivery Transactions                           X
----------------------------------------------------------------------
  When-Issued Securities                                  X
----------------------------------------------------------------------
  Short Sales
----------------------------------------------------------------------
  Margin Transactions
----------------------------------------------------------------------
  Swap Agreements
----------------------------------------------------------------------
  Interfund Loans                                         X
----------------------------------------------------------------------
  Borrowing                                               X
----------------------------------------------------------------------
  Lending Portfolio Securities
----------------------------------------------------------------------
  Repurchase Agreements                                   X
----------------------------------------------------------------------
  Reverse Repurchase Agreements                           X
----------------------------------------------------------------------
  Dollar Rolls
----------------------------------------------------------------------
  Illiquid Securities                                     X
----------------------------------------------------------------------
  Rule 144A Securities                                    X
----------------------------------------------------------------------
  Unseasoned Issuers
----------------------------------------------------------------------
  Sale of Money Market Securities                         X
----------------------------------------------------------------------
  Standby Commitments
----------------------------------------------------------------------
                              DERIVATIVES
----------------------------------------------------------------------
  Equity-Linked Derivatives
----------------------------------------------------------------------
  Put Options
----------------------------------------------------------------------
  Call Options
----------------------------------------------------------------------
  Straddles
----------------------------------------------------------------------
  Warrants
----------------------------------------------------------------------
  Futures Contracts and Options on Futures
  Contracts
----------------------------------------------------------------------
  Forward Currency Contracts
----------------------------------------------------------------------
  Cover

Debt Investments

  RULE 2A-7 REQUIREMENTS. Municipal securities in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

  The Portfolio will limit investments in municipal securities to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

  MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

  Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters".

  The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

Municipal Securities also include the following securities:

  . Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

  . Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

  . Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

  . Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

  Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the security, but AIM will consider such events to be relevant in determining whether the Portfolio should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

  There is a risk that some or all of the interest received by the Portfolio from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

  Maturites. The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by holders of a class of a Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

  The Portfolio will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Portfolio invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

  MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

  INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Portfolio may from time to time invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations and short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Portfolio may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Portfolio generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

  LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

  Descriptions of debt securities ratings are found in Appendix A.

Other Investments

  OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

  The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

  VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

  SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. The Portfolio may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificate evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques

  DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell Municipal Securities securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

  Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

  The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

  WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

  Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

  Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

  MARGIN TRANSACTIONS AND SHORT SALES. The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

  INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

  BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

  ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

  RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

  SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

DIVERSIFICATION REQUIREMENTS

  As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

  The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

  The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

PORTFOLIO POLICIES

  FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of such Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

    (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

    (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the Advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

  NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The Portfolio will not invest 25% or more of its assets in: (i) securities whose issuers are located in the same state; (ii) securities the interest upon which is paid from revenues of similar type projects; and (iii) industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Portfolio's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Portfolio and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

  The directors and officers of the Company, their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

  The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

  The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management. During the fiscal year ended March 31, 2002, the Audit Committee held seven meetings.

  The members of the Capitalization Committee are Messrs. Bayley, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital. During the fiscal year ended March 31, 2002, the Capitalization Committee held two meetings.

  The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended March 31, 2002, the Investments Committee held six meetings.

  The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended March 31, 2002, the Valuation Committee held one meeting.

  The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested directors; and
(iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested directors. During the fiscal year ended March 31, 2002, the Committee on Directors/Trustees held seven meetings.

  The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Director Ownership of Portfolio Shares

  The dollar range of equity securities beneficially owned by each director
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

  The advisory agreement with AIM was re-approved for the Portfolio by the Company's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Directors considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.

  In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Portfolio may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Portfolio may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Portfolio will not receive reduced services if it invests its cash balances in such money market funds.

  After consideration of these factors, the Board found that: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.

COMPENSATION

  Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Information regarding compensation paid or accrued for each director of the Company who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Directors

  The directors have adopted a retirement plan for the directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

  The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the directors may extend from time to time the retirement date of a director.

  Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the director's annual retainer paid or accrued by any Covered Portfolio to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Portfolio and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

  Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

  AIM, the Company and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by directors and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

  AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

  As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

  AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

  The Master Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

  AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

  Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

                PORTFOLIO NAME                NET ASSETS              ANNUAL RATE
                --------------                ----------              -----------
            Cash Reserve Portfolio        First $500 million             0.25%
                                       Amount over $500 million          0.20%

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

  AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments--Other Investment Companies."

  The management fees payable by the Portfolio, the amounts waived by AIM and the net fees paid by the Portfolio for the last three fiscal years ended March 31, 2002 are found in Appendix E.

SERVICE AGREEMENTS

  ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to portfolio accounting services.

  Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended March 31, 2002 are found in Appendix F.

OTHER SERVICE PROVIDERS

  TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

  The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  SUB-ACCOUNTING. The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK may receive sub-accounting services.

  CUSTODIAN. The Bank of New York (the "Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

  Under its contract with the Company, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

  AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Directors has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, as the independent public accountants to audit the financial statements of the Portfolio.

  COUNSEL TO THE COMPANY. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

  Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended March 31, 2002, are found in Appendix G.

COMMISSIONS

  During the last three fiscal years ended March 31, 2002, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or

A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

  Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended March 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

  Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended March 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

  Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AFS at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

  Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

  A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

  An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

  Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AFS in writing. AFS may request additional documentation.

  AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

  The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

  The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time and 3:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 3:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

  The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

  The Board of Directors has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

  Each AIM Fund and other payers, must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding further decreases in phases to 28% for the years 2006 and thereafter.

  An investor is subject to backup withholding if:

    1. the investor fails to furnish a correct TIN to the Portfolio, or

    2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

    3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

    4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

    5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

  Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

  Investors should contact the IRS if they have any questions concerning withholding.

  IRS PENALTIES--Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NON-RESIDENT ALIENS--Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

  Dividends are paid on settled shares of the Portfolio as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

  QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

  DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

  EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

  The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

  PORTFOLIO DISTRIBUTIONS. The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

  AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

  Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

  Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

  SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

  BACKUP WITHHOLDING. The Portfolio may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares--Backup Withholding."

  FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends, exempt-interest dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions (other than exempt-interest dividends) made on or after January 1, 2002 that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is reduced in phases to 28% for years 2006 and thereafter.

  Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.

  Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

  EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Company.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

  The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


            CLASS                      ANNUAL RATE
           ---------------------------------------
            Cash Management Class         0.10%
           ---------------------------------------
            Personal Investment Class     0.75%
           ---------------------------------------
            Private Investment Class      0.50%
           ---------------------------------------
            Reserve Class                 1.00%
           ---------------------------------------
            Resource Class                0.20%
           ---------------------------------------
            Sweep Class                   0.25%


  The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

  Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  FMC currently waives a portion of the 12b-1 fees it is entitled to receive under the 12b-1 Plans of the Personal and Reserve Classes of the Portfolio. Effective July 1, 2002, FMC began reducing the amount of 12b-1 fees that it waives for the Personal and Reserve Classes of the Portfolio. Once these waiver reductions have been implemented fully, FMC effectively will waive .20% and .13% of the 12b-1 fees that it is entitled to receive under the 12b-1 Plans of the Personal and Reserve Classes, respectively.

  The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and
(ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

  Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

  Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

  Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

  See Appendix I for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended March 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year or period ended March 31, 2002.

  As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

  The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

  Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

DISTRIBUTOR

  The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain directors and officers of the Company are affiliated with FMC. See "Management of the Company."

  The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

  The Company (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

  FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

  Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

  Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotation

  Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

  The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

  Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

  The standard formula for calculating yield for the Portfolio is as follows:

                       YIELD = 2[((a-b)/(c x d)+1)/6/-1]

   Where a     = dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
         b     = expenses accrued during period (net of reimbursements).
         c     = the average daily number of shares outstanding during the period.
         d     = the maximum offering price per share on the last day of the period.

  The standard formula for calculating annualized yield for the Portfolio is as follows:

                          Y = (V - V ) x 365
                                1   0
                              --------   ---
                                  V       7
                                   0

   Where  Y        = annualized yield.
          V        = the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at
           0         the beginning of a stated seven-day period.
          V        = the value of such an account at the end of the stated period.
           1

  The standard formula for calculating effective annualized yield for the Portfolio is as follows:

                  365/7
     EY = (Y + 1)       - 1

   Where  EY  =   effective annualized yield.
          Y   =   annualized yield, as determined above.

  The yield for each class of the Portfolio is found in Appendix K.

Performance Information

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

  Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

      ABA Banking Journal          CFO Magazine                 Pensions & Investments

  The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor           iMoney Net, Inc.                         TeleRate
      Bloomberg                   Money Fund Averages                      Weisenberger
      Donoghue's                  Mutual Fund Values
      Lipper, Inc.                 (Morningstar) Stanger

  The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

  The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

  Overnight--30 day Treasury Repurchase Agreements
  90 day Treasury Bills
  90-180 day Commercial Paper

  Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

  From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

  The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                             MOODY'S BOND RATINGS

  Moody's describes its ratings for corporate bonds as follows:

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        MOODY'S MUNICIPAL BOND RATINGS

  Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                             MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4--This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                       MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME--Issuers rated Not Prime do not fall within any of the Prime rating categories.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                               S&P BOND RATINGS

  S&P describes its ratings for corporate bonds as follows:

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C--Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                          S&P MUNICIPAL BOND RATINGS

  An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                               S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P MUNICIPAL NOTE RATINGS

  An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

  Note rating symbols and definitions are as follows:

SP-1--Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3--Speculative capacity to pay principal and interest.

                         S&P COMMERCIAL PAPER RATINGS

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  Rating categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues with this rating are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR--Indicates that Fitch does not rate the specific issue.

CONDITIONAL--A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED--A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN--A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT--Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                     FITCH SPECULATIVE GRADE BOND RATINGS

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                           FITCH SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S--Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D--Default. Issues assigned this rating are in actual or imminent payment default.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                  APPENDIX B

                            DIRECTORS AND OFFICERS

                            As of December 31, 2001

  The address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.


                                DIRECTOR
    NAME, YEAR OF BIRTH AND      AND/OR                                             OTHER
   POSITION(S) HELD WITH THE    OFFICER   PRINCIPAL OCCUPATION(S) DURING PAST  DIRECTORSHIP(S)
            COMPANY              SINCE                  5 YEARS                HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------
  INTERESTED PERSON
-----------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM*--1946         1977   Chairman, President and Chief         None
  Director, Chairman and                 Executive Officer, A I M Management
  President                              Group Inc. (financial services
                                         holding company); Chairman and
                                         President, A I M Advisors, Inc.
                                         (registered investment advisor);
                                         Director and Senior Vice President,
                                         A I M Capital Management, Inc.
                                         (registered investment advisor);
                                         Chairman, A I M Distributors, Inc.
                                         (registered broker dealer), A I M
                                         Fund Services, Inc., (registered
                                         transfer agent), and Fund Management
                                         Company (registered broker dealer);
                                         and Director and Vice Chairman,
                                         AMVESCAP PLC (parent of AIM and a
                                         global investment management firm)
-----------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------
  FRANK S. BAYLEY--1939           2001   Of Counsel, law firm of Baker &       Badgley
  Director                               McKenzie                              Funds, Inc.
                                                                               (registered
                                                                               investment
                                                                               company)
-----------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT--1944         1992   Chairman, Crockett Technology         ACE Limited
  Director                               Associates (technology consulting     (insurance
                                         company)                              company);
                                                                               and
                                                                               Captaris,
                                                                               Inc.
                                                                               (unified
                                                                               messaging
                                                                               provider)
-----------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN--1941          2000   Chairman, Cortland Trust, Inc.        None
  Director                               (registered investment company) and
                                         DHJ Media, Inc.; Director, Magellan
                                         Insurance Company; Member of
                                         Advisory Board of Rotary Power
                                         International (designer,
                                         manufacturer, and seller of rotary
                                         power engines); formerly, Director,
                                         President and CEO, Volvo Group North
                                         America, Inc. and director of
                                         various affiliated Volvo companies
-----------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR.--1935       1998   Formerly, Chairman, Mercantile        None
  Director                               Mortgage Corp.; Vice Chairman,
                                         President and Chief Operating
                                         Officer, Mercantile-Safe Deposit &
                                         Trust Co.; and President, Mercantile
                                         Bankshares Corp.

-------
* Mr. Graham is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

                                DIRECTOR
    NAME, YEAR OF BIRTH AND      AND/OR                                             OTHER
   POSITION(S) HELD WITH THE    OFFICER   PRINCIPAL OCCUPATION(S) DURING PAST  DIRECTORSHIP(S)
            COMPANY              SINCE                  5 YEARS                HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------
  JACK M. FIELDS--1952            1997   Chief Executive Officer, Twenty       Administaff
  Director                               First Century Group, Inc.
                                         (government affairs company)
-----------------------------------------------------------------------------------------------
  CARL FRISCHLING--1937           1992   Partner, law firm of Kramer Levin     Cortland
  Director                               Naftalis and Frankel LLP              Trust, Inc.
                                                                               (registered
                                                                               investment
                                                                               company)
-----------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS--1950        1998   Formerly, Chief Executive Officer,    None
  Director                               YWCA of the USA
-----------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK--1942          1992   Partner, law firm of Pennock &        None
  Director                               Cooper
-----------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY--1935           2001   Retired                               None
  Director
-----------------------------------------------------------------------------------------------
  LOUIS S. SKLAR--1939            1992   Executive Vice President,             None
  Director                               Development and Operations, Hines
                                         Interests Limited Partnership (real
                                         estate development company)
-----------------------------------------------------------------------------------------------
  OTHER OFFICERS
-----------------------------------------------------------------------------------------------
  GARY T. CRUM--1947              1977   Director and President of A I M       N/A
  Senior Vice President                  Capital Management, Inc.; Director
                                         and Executive Vice President, A I M
                                         Management Group Inc.; Director and
                                         Senior Vice President, A I M
                                         Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC
-----------------------------------------------------------------------------------------------
  CAROL F. RELIHAN--1954          1986   Director, Senior Vice President,      N/A
  Senior Vice President and              General Counsel and Secretary, A I M
  Secretary                              Advisors, Inc. and A I M Management
                                         Group Inc.; Director, Vice President
                                         and General Counsel, Fund Management
                                         Company; and Vice President, A I M
                                         Fund Services, Inc., A I M Capital
                                         Management, Inc. and
                                         A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------
  STUART W. COCO--1955            1992   Senior Vice President, A I M Capital  N/A
  Vice President                         Management, Inc.; and Vice
                                         President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------
  MELVILLE B. COX--1943           1992   Vice President and Chief Compliance   N/A
  Vice President                         Officer, A I M Advisors, Inc. and A
                                         I M Capital Management, Inc.; and
                                         Vice President, A I M Fund Services,
                                         Inc.
-----------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY--1960         1992   Senior Vice President, A I M Capital  N/A
  Vice President                         Management, Inc.; Director and
                                         President, Fund Management Company;
                                         and Vice President, A I M Advisors,
                                         Inc.
-----------------------------------------------------------------------------------------------
  DANA R. SUTTON--1959            1988   Vice President and Fund Treasurer, A  N/A
  Vice President and Treasurer           I M Advisors, Inc.

        DIRECTOR OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001


                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                  SECURITIES IN ALL REGISTERED
                                                INVESTMENT COMPANIES OVERSEEN BY
   NAME OF    DOLLAR RANGE OF EQUITY SECURITIES           DIRECTOR IN
   DIRECTOR           IN THE PORTFOLIO             THE AIM FAMILY OF FUNDS--Registered Trademark--
---------------------------------------------------------------------------------------------------
  Robert H.
  Graham                     -0-                         Over $100,000
---------------------------------------------------------------------------------------------------
  Frank S.
  Bayley                     -0-                        $10,001--$50,000
---------------------------------------------------------------------------------------------------
  Bruce L.
  Crockett                   -0-                          $1--$10,000
---------------------------------------------------------------------------------------------------
  Owen Daly
  II(1)                      -0-                        Over $100,000(2)
---------------------------------------------------------------------------------------------------
  Albert R.
  Dowden                     -0-                         Over $100,000
---------------------------------------------------------------------------------------------------
  Edward K.
  Dunn, Jr.                  -0-                        Over $100,000(2)
---------------------------------------------------------------------------------------------------
  Jack M.
  Fields                     -0-                        Over $100,000(2)
---------------------------------------------------------------------------------------------------
  Carl
  Frischling                 -0-                        Over $100,000(2)
---------------------------------------------------------------------------------------------------
  Prema
  Mathai-Davis               -0-                        Over $100,000(2)
---------------------------------------------------------------------------------------------------
  Lewis F.
  Pennock                    -0-                        $10,001--$50,000
---------------------------------------------------------------------------------------------------
  Ruth H.
  Quigley                    -0-                          $1--$10,000
---------------------------------------------------------------------------------------------------
  Louis S.
  Sklar                      -0-                        Over $100,000(2)

-------
(1) Mr. Daly retired as a director on December 31, 2001.
(2) Includes the total amount of compensation deferred by the director at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                  APPENDIX C

                          DIRECTOR COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each director of the Company who was not affiliated with AIM during the year ended December 31, 2001:

                                       RETIREMENT
                         AGGREGATE      BENEFITS      ESTIMATED        TOTAL
                        COMPENSATION   ACCRUED BY      ANNUAL       COMPENSATION
                          FROM THE      ALL AIM     BENEFITS UPON   FROM ALL AIM
       DIRECTOR          COMPANY(1)     FUNDS(2)    RETIREMENT(3)   FUNDS(4)(5)
--------------------------------------------------------------------------------
  Frank S. Bayley(6)       $ 826            -0-        $75,000        $112,000
--------------------------------------------------------------------------------
  Bruce L. Crockett        1,498        $36,312         75,000         126,500
--------------------------------------------------------------------------------
  Owen Daly II(7)          1,047         33,318         75,000         126,500
--------------------------------------------------------------------------------
  Albert R. Dowden         1,498          3,193         75,000         126,500
--------------------------------------------------------------------------------
  Edward K. Dunn, Jr.      1,498          8,174         75,000         126,500
--------------------------------------------------------------------------------
  Jack M. Fields           1,493         19,015         75,000         126,000
--------------------------------------------------------------------------------
  Carl Frischling(8)       1,493         54,394         75,000         126,000
--------------------------------------------------------------------------------
  Prema Mathai-Davis       1,498         21,056         75,000         126,500
--------------------------------------------------------------------------------
  Lewis F. Pennock         1,543         37,044         75,000         126,500
--------------------------------------------------------------------------------
  Ruth H. Quigley(6)         831            -0-         75,000         112,500
--------------------------------------------------------------------------------
  Louis S. Sklar           1,543         53,911         75,000         123,000

-------
(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended March 31, 2002, including earnings, was $9,125.

(2) During the fiscal year ended March 31, 2002, the total amount of expenses allocated to the Company in respect of such retirement benefits was $2,740.

(3) Amounts shown assume each director serves until his or her normal retirement date.

(4) As of December 31, 2001, all directors currently serve as directors or trustees of 16 registered investment companies advised by AIM.

(5) During the fiscal year ended March 31, 2002, the Company received reimbursement for compensation paid to the directors of $327. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to directors of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(7) Mr. Daly retired as director on December 31, 2001.

(8) During the fiscal year ended March 31, 2002, the Company paid $6,847 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner of such firm.

                                  APPENDIX D

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

  A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of July 15, 2002.

CASH RESERVE PORTFOLIO

                             CASH                   PERSONAL   PRIVATE
                          MANAGEMENT INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE    SWEEP
                            CLASS        CLASS       CLASS      CLASS      CLASS      CLASS      CLASS*
---------------------------------------------------------------------------------------------------------
                          PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                            OWNED        OWNED       OWNED      OWNED      OWNED      OWNED      OWNED
  NAME AND ADDRESS OF         OF          OF           OF         OF         OF         OF         OF
    PRINCIPAL HOLDER        RECORD      RECORD       RECORD     RECORD     RECORD     RECORD     RECORD
---------------------------------------------------------------------------------------------------------
Bank of America N.A. ...      --         16.61%
411 North Ackard Street
M.C. TX1-945-08-18
Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------
Bank of New York........      --            --          --       9.92%     74.76%       --         --
ATTN: Sheryl Covelli
440 Mamoronneck
5th Floor
Harrison, NY 105208
---------------------------------------------------------------------------------------------------------
Bank One Trust Company..      --            --          --       6.96%        --        --         --
ATTN: Traci Reed
1111 Polaris Parkway
Columbus, OH 43240
---------------------------------------------------------------------------------------------------------
Chase Bank of Texas.....      --          6.15%         --         --         --        --         --
fbo OBIE & Co.
ATTN: STIF UNIT, 18-HCB-
340
P.O. Box 2558
Houston, TX 77252-2558
---------------------------------------------------------------------------------------------------------
CIBC World Markets......      --            --          --       5.81%        --        --         --
ATTN: Lester Elson
200 Liberty Street
World Financial Center
New York, NY 10281
---------------------------------------------------------------------------------------------------------
Colorado State Bank &
Trust...................
ATTN: Debbie Barcus           --            --       92.23%        --         --        --         --
1600 Broadway
Denver, CO 80202-4999
---------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
Brokers.................      --            --          --      26.31%        --        --         --
ATTN: Karen Banks
P.O. Box 2358
San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------
Fifth Third Securities,
Inc.....................      --            --          --         --      24.27%       --         --
ATTN: John Hoeting
38 Fountain Square Plaza
Cincinnati, OH 45202
---------------------------------------------------------------------------------------------------------

                             CASH                   PERSONAL   PRIVATE
                          MANAGEMENT INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE    SWEEP
                            CLASS        CLASS       CLASS      CLASS      CLASS      CLASS      CLASS*
---------------------------------------------------------------------------------------------------------
                          PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                            OWNED        OWNED       OWNED      OWNED      OWNED      OWNED      OWNED
  NAME AND ADDRESS OF         OF          OF           OF         OF         OF         OF         OF
    PRINCIPAL HOLDER        RECORD      RECORD       RECORD     RECORD     RECORD     RECORD     RECORD
---------------------------------------------------------------------------------------------------------
Frost National Bank TX..       --        14.07%         --         --        --          --        --
Muir & Co.
C/O Frost
P.O. Box 2479
San Antonio, TX 78298-
2479
---------------------------------------------------------------------------------------------------------
McDonald & Company......       --         5.87%         --         --        --          --        --
800 Superior Avenue
Suite 2100
Cleveland, OH 44114-2603
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Wit-
ter.....................    71.11%       17.64%         --         --        --       70.32%       --
ATTN: Bill Cairney
1 Pierrepont Plaza
7th Floor
Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------
Raymond James and Asso-
ciates..................     7.68%          --          --         --        --          --        --
for Heritage Asset
P.O. Box 33022
St. Petersburg, FL 33733
---------------------------------------------------------------------------------------------------------
Robert W. Baird & Co....     6.13%          --          --         --        --          --        --
777 East Wisconsin Ave-
nue
Milwaukee, WI 53202
---------------------------------------------------------------------------------------------------------
Union Bank of Califor-
nia.....................       --           --          --      20.40%       --          --        --
ATTN: Cash Management
Sweeps
530 B Street, Suite 204
San Diego, CA 92101
---------------------------------------------------------------------------------------------------------
Wachovia Securities,
Inc.....................     8.20%          --          --      21.82%       --       19.69%       --
ATTN: Devin Elmore
10700 Wheat First Drive
Glenn Allen, VA 23060
---------------------------------------------------------------------------------------------------------
Woodforest Sweep Ac-
count...................       --           --        7.74%        --        --          --        --
3101 West Davis
Conroe, TX 77304
---------------------------------------------------------------------------------------------------------

*As of the date of this Statement of Additional Information, the Sweep Class has not commenced operation.

MANAGEMENT OWNERSHIP

  As of July 15, 2002, the directors and officers as a group owned less than 1% of the outstanding shares of each class of the Portfolio.

                                   APPENDIX E

                                MANAGEMENT FEES

  For the last three fiscal years ended March 31, the management fees paid by the Portfolio, the amounts waived by AIM and the net fees paid by the Portfolio were as follows:

PORTFOLIO NAME                      2002                             2001                             2000
--------------        -------------------------------- -------------------------------- --------------------------------
                                 MANAGEMENT    NET                MANAGEMENT    NET                MANAGEMENT    NET
                      MANAGEMENT    FEE     MANAGEMENT MANAGEMENT    FEE     MANAGEMENT MANAGEMENT    FEE     MANAGEMENT
                       FEE PAID   WAIVERS    FEE PAID   FEE PAID   WAIVERS    FEE PAID   FEE PAID   WAIVERS    FEE PAID
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Cash Reserve......... $3,411,527  $977,423  $2,434,104 $2,351,333  $930,689  $1,420,644 $2,457,696  $952,116  $1,505,580

                                  APPENDIX F

                         ADMINISTRATIVE SERVICES FEES

  The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:

      PORTFOLIO NAME                                    2002     2001     2000
      --------------                                  -------- -------- --------
      Cash Reserve Portfolio......................... $245,615 $156,520 $142,533

                                   APPENDIX G

                             BROKERAGE COMMISSIONS

    During the last three fiscal years ended March 31, 2002, the Portfolio did not pay brokerage commissions.

                                  APPENDIX H

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                   SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE

  During the last fiscal year ended March 31, 2002, the Portfolio did not pay brokerage commissions.

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

  During the last fiscal year ended March 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                  APPENDIX I

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

 A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the fiscal year or period ended March 31, 2002 follows:

      CLASS                                                             AMOUNT
      -----                                                             -------
      Cash Management Class............................................     -0-
      Personal Investment Class........................................ $33,953
      Private Investment Class.........................................   3,572
      Reserve Class....................................................   9,955
      Resource Class...................................................     -0-
      Sweep Class*.....................................................     N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX J

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

  An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended March 31, 2002, follows:

                                                       UNDERWRITERS   DEALERS
                                                       COMPENSATION COMPENSATION
                                                       ------------ ------------
      Cash Management Class...........................       -0-      $148,137
      Personal Investment Class.......................   $33,953       135,810
      Private Investments Class.......................     3,572       423,457
      Reserve Class...................................     9,955       148,081
      Resource Class..................................       -0-       132,655
      Sweep Class*                                           N/A           N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX K

                               PERFORMANCE DATA

  The current yields and corresponding tax-equivalent yields for the Portfolio, with respect to each class, for the 30-day period ended March 31, 2002, are as follows:

                                                           30-DAY PERIOD ENDED
                                                              MARCH 31, 2002
                                                          ----------------------
                                                          CURRENT TAX EQUIVALENT
      CLASS                                                YIELD      YIELD
      -----                                               ------- --------------
      Cash Management Class..............................  1.24%       2.02%
      Institutional Class................................  1.32%       2.15%
      Personal Investment Class..........................  0.82%       1.34%
      Private Investment Class...........................  1.07%       1.74%
      Reserve Class......................................  0.52%       0.85%
      Resources Class....................................  1.16%       1.89%
      Sweep Class*                                          N/A         N/A

  The current annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended March 31, 2002, are as follows:

                                                              SEVEN-DAY
                                                             PERIOD ENDED
                                                            MARCH 31, 2002
                                                      --------------------------
                                                          CURRENT      EFFECTIVE
      CLASS                                           ANNUALIZED YIELD   YIELD
      -----                                           ---------------- ---------
      Cash Management Class..........................       1.35%        1.36%
      Institutional Class............................       1.43%        1.44%
      Personal Investment Class......................       0.93%        0.93%
      Private Investment Class.......................       1.18%        1.19%
      Reserve Class..................................       0.63%        0.63%
      Resource Class.................................       1.27%        1.28%
      Sweep Class*                                           N/A          N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS


                                       FS

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders of the Cash Reserve Portfolio and Board of Directors of the AIM Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2002, the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three year period ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Houston, Texas
May 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
ALABAMA-2.80%
Alabama Association of Governmental
 Organizations; Ctfs. Partnership Series
 2001 TRAN
 2.75%, 09/30/02(b)                           SP-1+   --    $10,000 $10,044,167
-------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
 (University of Alabama Health Services
 Foundation); VRD Series 1991 RB (LOC-
 Amsouth Bank)
 1.55%, 12/01/26(c)                            A-1  VMIG-1   19,600  19,600,000
-------------------------------------------------------------------------------
Birmingham (City of) Public Park and
 Recreation Board (YMCA Project); Refunding
 VRD Series 1996 RB (LOC-Amsouth Bank of
 Alabama)
 1.63%, 06/01/16(c)                            --   VMIG-1    2,580   2,580,000
-------------------------------------------------------------------------------
Homewood Medical Clinic Board (Lakeshore
 Foundation Project); Lease Revenue VRD
 Series 2000 RB (LOC-Amsouth Bank)
 1.58%, 11/01/24(c)                            A-1    --      8,000   8,000,000
-------------------------------------------------------------------------------
Mobile (City of) Industrial Development
 Board (Holnam Inc. Project); Refunding VRD
 Series 1999 IDR (LOC-Bayerische Landesbank)
 1.55%, 08/01/09(c)                           A-1+  VMIG-1    1,000   1,000,000
-------------------------------------------------------------------------------
Ridge Improvement District; Improvement VRD
 Series 2000 Special Assessment (LOC-Amsouth
 Bank)
 1.65%, 10/01/25(c)                            --   VMIG-1   12,000  12,000,000
-------------------------------------------------------------------------------
                                                                     53,224,167
-------------------------------------------------------------------------------
ALASKA-0.05%
Alaska Energy Authority (Bradley Lake);
 Refunding Power Series 1999 RB
 5.50%, 07/01/02(b)                            AAA    Aaa     1,000   1,007,746
-------------------------------------------------------------------------------
ARIZONA-0.62%
Arizona Water Infrastructure Finance
 Authority; Water Quality Series 2001 A RB
 4.00%, 10/01/02                               --     Aaa     5,495   5,549,844
-------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)    VALUE
ARIZONA-(CONTINUED)
Maricopa (County of) School District No. 28
 (Kyrene Elementary) Unlimited Tax Series 1993
 E GO
 6.00%, 07/01/02(d)(e)                          NRR    NRR   $1,065 $1,073,717
------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
 Authority (Valley of the Sun YMCA Project);
 Refunding VRD Series 2001 RB (LOC-Wells Fargo
 Bank N.A.)
 1.45%, 01/01/31(c)                             A-1+   --     2,100  2,100,000
------------------------------------------------------------------------------
Tatum Ranch Community Facilities District;
 Unlimited Tax Series 1991 A GO
 6.88%, 07/01/02(d)(e)                          NRR    NRR    1,925  1,982,385
------------------------------------------------------------------------------
University of Arizona; Refunding University
 System Series 1998 RB
 4.63%, 06/01/02(b)                             AAA    Aaa    1,000  1,004,620
------------------------------------------------------------------------------
                                                                    11,710,566
------------------------------------------------------------------------------
ARKANSAS-0.48%
Baxter (County of) Hospital; Refunding &
 Improvement Series 1992 RB
 7.50%, 09/01/02(d)(e)                          NRR    NRR    2,000  2,088,978
------------------------------------------------------------------------------
Hot Springs (City of) Sales & Use Tax;
 Refunding & Improvement Series 2001 RB
 4.25%, 07/01/02                                 AA    --     2,920  2,931,258
------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
 (Health Facilities-Central Arkansas Radiation
 Therapy Inc. Project); Educational Facilities
 VRD Series 2001 RB (LOC-Bank of America N.A.)
 1.55%, 07/01/08(c)(f)                           --    --     4,115  4,115,000
------------------------------------------------------------------------------
                                                                     9,135,236
------------------------------------------------------------------------------
COLORADO-1.93%
287/42 General Improvement District Ltd. VRD
 Tax Series 2000 GO (LOC-U.S. Bank N.A.)
 1.60%, 12/01/31(c)                             A-1    --     3,000  3,000,000
------------------------------------------------------------------------------
Arvada (City of) (Water Utility Improvements);
 Refunding VRD Series 2001 RB
 1.45%, 11/01/20(b)(c)                          A-1+   --     1,000  1,000,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
COLORADO-(CONTINUED)
Boulder (City of) (Library Capital
 Improvements); Refunding Unlimited Tax
 Series 2001 GO
 3.50%, 10/01/02                              AA+    Aa1   $   775 $   780,758
------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities
 Authority (Denver Museum Project); VRD
 Series 2001 RB (LOC-Bank One Colorado
 N.A.)
 1.55%, 11/01/21(c)                           A-1    --      9,000   9,000,000
------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities
 Authority (University of Denver Project);
 VRD Series 2001 B RB
 1.45%, 03/01/31(b)(c)                       A-1+    --      5,000   5,000,000
------------------------------------------------------------------------------
Colorado General Fund; Series 2001 B TRAN
 3.25%, 06/28/02                             SP-1+  MIG-1   10,000  10,026,638
------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (National Benevolent Association); VRD
 Series 2000 D RB (LOC-KBC Bank N.V.)
 1.55%, 03/01/25(c)                           --   VMIG-1    3,000   3,000,000
------------------------------------------------------------------------------
Denver City and County Airport; Series 1992
 A RB
 7.50%, 11/15/02(d)(e)                        NRR    NRR     1,000   1,054,077
------------------------------------------------------------------------------
Denver City and County Airport; Series 1992
 A RB
 7.25%, 11/15/02(d)(e)                        NRR    NRR     1,670   1,759,057
------------------------------------------------------------------------------
Jefferson (County of) School District # R-
 001; Unlimited Tax Series 1992 GO
 6.00%, 12/15/02(d)(e)                        AAA    Aaa     1,000   1,038,982
------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
 Utilities; Refunding Series 2001 RB
 4.00%, 12/01/02(b)                           AAA    Aaa     1,000   1,013,184
------------------------------------------------------------------------------
                                                                    36,672,696
------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-0.36%
District of Columbia; Unlimited VRD
 Multimodal Series 2000 A GO
 1.50%, 04/01/02(b)(c)                       A-1+  VMIG-1    1,705   1,705,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
DISTRICT OF COLUMBIA-(CONTINUED)
District of Columbia (Abraham & Laura Lisner
 Home for Aged Women); VRD Series 1992 RB
 (LOC-Bank of America NT & SA)
 1.55%, 07/01/22(c)                             --  VMIG-1  $ 5,100 $ 5,100,000
-------------------------------------------------------------------------------
                                                                      6,805,000
-------------------------------------------------------------------------------
DELAWARE-0.22%
Delaware Transportation Authority; Sr.
 Refunding Transportation Systems Series 1997
 RB
 5.25%, 07/01/02(b)                            AAA    Aaa     1,300   1,308,258
-------------------------------------------------------------------------------
Sussex (County of); Refunding Unlimited Tax
 Series 2001 GO
 4.00%, 10/15/02                                --    Aa3     1,490   1,507,064
-------------------------------------------------------------------------------
Wilmington (City of); Refunding Unlimited Tax
 Series 2001 GO
 3.25%, 12/01/02(b)                            AAA    Aaa     1,320   1,332,809
-------------------------------------------------------------------------------
                                                                      4,148,131
-------------------------------------------------------------------------------
FLORIDA-9.28%
Florida Capital Trust Agency; Multi-Family
 Housing VRD Series 1999 B RB
 1.63%, 12/01/32 (Acquired 11/14/01-03/21/02;
 Cost $53,276,000)(c)(g)                       A-1+   --     53,276  53,276,000
-------------------------------------------------------------------------------
Florida Department of Transportation;
 Unlimited Tax Series 1996 GO
 6.50%, 07/01/02                               AA+    Aa2     2,725   2,750,635
-------------------------------------------------------------------------------
Florida Division of Bond Finance Department
 (Department of Environmental Protection-
 Preservation 2000 Project); General Services
 Series 1996 A RB
 6.00%, 07/01/02(b)                            AAA    Aaa     2,000   2,019,219
-------------------------------------------------------------------------------
Florida Municipal Power Agency (Stanton II
 Project); Series 1992 RB
 6.00%, 10/01/02(d)(e)                         AAA    Aaa     1,030   1,071,579
-------------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare Facilities
 (Heritage Health Care Project); VRD Series
 1999 RB
 1.63%, 01/01/24(c)                             --  VMIG-1    4,400   4,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Hillsborough (County of) Capital
 Improvements (Community Center Project);
 Refunding Second Series 1992 RB
 6.63%, 07/01/02(d)(e)                        NRR    NRR   $ 7,050 $ 7,281,023
------------------------------------------------------------------------------
Hillsborough (County of) (Environmentally
 Sensitive Lands); Refunding Special Tax
 Series 1992 RB
 6.20%, 07/01/02(d)(e)                        NRR    NRR     1,485   1,532,370
------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
 Authority (Samuel C. Taylor Foundation
 Project); Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
 1.55%, 12/01/23(c)(f)                         --    --      2,400   2,400,000
------------------------------------------------------------------------------
JP Morgan Putters (Florida Turnpike
 Authority); VRD Turnpike Series 2000 A RB
 1.58%, 07/01/29(b)(c)(h)                     A-1+   --     16,820  16,820,000
------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
 Regional Health System); Health System
 Improvement VRD Series 2000 RB (LOC-Amsouth
 Bank of Florida)
 1.45%, 10/01/30(c)                            --  VMIG-1   13,875  13,875,000
------------------------------------------------------------------------------
Miami-Dade (County of) Educational
 Facilities Authority (Carlos Albizu
 University Project); VRD Series 2000 RB
 (LOC-Bank of America N.A.)
 1.55%, 12/01/25(c)(f)                         --    --      8,100   8,100,000
------------------------------------------------------------------------------
Miami-Dade (County of) Industrial
 Development Authority (Palmer Trinity
 School Project); VRD Series 1999 IDR (LOC-
 Nationsbank N.A.)
 1.55%, 12/01/19(c)(f)                         --    --      2,800   2,800,000
------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
 (Miami Country Day School Project); VRD
 Series 1999 RB (LOC- Bank of America N.A.)
 1.55%, 08/01/19(c)(f)                         --    --      1,750   1,750,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Orange (County of) Health Facilities
 Authority (Presbyterian Retirement Project);
 Refunding VRD Series 1998 RB (LOC-Bank of
 America N.A.)
 1.55%, 11/01/28(c)(f)                          --    --    $ 8,345 $ 8,345,000
-------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews School-
 Boca Raton); VRD Series 1998 RB (LOC-Bank of
 America N.A.)
 1.55%, 10/01/28(c)(f)                          --    --     13,100  13,100,000
-------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
 Authority (Atlantic College Project);
 Refunding Educational Facilities VRD Series
 2001 RB (LOC- Bank of America N.A.)
 1.55%, 12/01/31(c)(f)                          --    --      3,000   3,000,000
-------------------------------------------------------------------------------
Pinellas (County of) Transportation
 Improvements; Series 1994 RB
 6.00%, 08/01/02(d)(e)                         AAA    Aaa     1,000   1,034,868
-------------------------------------------------------------------------------
Port St. Lucie (City of) Utility Service Area
 5,6 &7A; Series 2001 Special Assessment RB
 3.00%, 09/01/02(b)(d)                         AAA    Aaa     2,215   2,222,785
-------------------------------------------------------------------------------
Reedy Creek Improvement District; Ltd.
 Refunding Tax Series 2001 A GO
 3.50%, 06/01/02(b)                            AAA    Aaa     1,650   1,652,213
-------------------------------------------------------------------------------
Saint Lucie (County of) (Savannahs Hospital
 Project); VRD Series 1985 RB (LOC-CIBC)
 1.60%, 11/01/15(c)                            A-1+   --      4,715   4,715,000
-------------------------------------------------------------------------------
Seminole (County of) Industrial Development
 Authority (Florida Living Nursing Home); VRD
 Mulitmodal Health Facilities Series 1991 RB
 (LOC-Bank of America N.A.)
 1.60%, 02/01/11(c)                             --  VMIG-1    1,400   1,400,000
-------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
 Treatment DACCO Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.55%, 07/01/22(c)(f)                          --    --      5,400   5,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
FLORIDA-(CONTINUED)
Tampa (City of) (Florida Aquarium Inc.
 Project); Series 1992 RB
 7.75%, 05/01/02(d)(e)                        NRR    NRR   $10,000 $ 10,251,610
-------------------------------------------------------------------------------
Tampa (City of) Occupational License Tax;
 Refunding VRD Series 2002 B RB
 1.35%, 10/01/27(b)(c)                        --   VMIG-1    7,000    7,000,000
-------------------------------------------------------------------------------
                                                                    176,197,302
-------------------------------------------------------------------------------
GEORGIA-4.90%
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project); VRD
 Series 1999 RAC
 1.60%, 04/01/26(c)                          A-1+  VMIG-1   23,500   23,500,000
-------------------------------------------------------------------------------
Cobb (County of) School District;
 Series 2002 Revenue Notes
 2.50%, 12/31/02                              --    MIG-1   15,000   15,110,081
-------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2002
 TAN
 2.50%, 12/31/02                             SP-1+  MIG-1   10,000   10,039,400
-------------------------------------------------------------------------------
Coweta (County of) School District;
 Unlimited Tax Series 1992 GO
 6.30%, 08/01/02(d)(e)                         A      A      1,700    1,759,805
-------------------------------------------------------------------------------
Decatur (County of) Bainbridge (City of)
 Industrial Development Authority (Kaiser
 Agricultural); VRD Series 1985 RB (LOC-
 Harris Bank)
 1.45%, 12/01/02(c)                          A-1+    --      2,000    2,000,000
-------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
 VRD Series 2000-1001 Class C COP
 1.58%, 07/01/15(c)(h)                       A-1+c   --     20,000   20,000,000
-------------------------------------------------------------------------------
Fulco Hospital Authority (Georgia Baptist
 Health Center); Refunding Series 1992 B
 RAC
 6.38%, 09/01/02(d)(e)                        NRR    NRR     2,250    2,336,455
-------------------------------------------------------------------------------
Fulton (County of) Development Authority
 (Bridgeway Foundation for Education
 Project); VRD Educational Facilities
 Series 2000 RB (LOC-Wachovia Bank N.A.)
 1.55%, 06/01/15(c)                           A-1    --      2,000    2,000,000
-------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
GEORGIA-(CONTINUED)
Smyrna (City of) Hospital Authority
 (Ridgeview Institute Project); VRD Series
 2002 RB (LOC-Wachovia Bank N.A.)
 1.55%, 11/01/27(c)                           --   VMIG-1  $ 2,510 $ 2,510,000
------------------------------------------------------------------------------
South Georgia Hospital Authority (Georgia
 Alliance Community Hospitals); VRD Series
 1999 A RB
 1.85%, 04/01/29(b)(c)                        --   VMIG-1   13,900  13,900,000
------------------------------------------------------------------------------
                                                                    93,155,741
------------------------------------------------------------------------------
HAWAII-0.44%
Eagle Tax Exempt Trust (State of Hawaii);
 VRD Series 2000-1101 COP
 1.58%, 12/01/16(b)(c)(h)                    A-1+c   --      6,000   6,000,000
------------------------------------------------------------------------------
Honolulu (City and County of); Refunding
 Unlimited Tax Series 1993 B GO
 5.00%, 10/01/02                              AA-    Aa3       745     754,912
------------------------------------------------------------------------------
Honolulu (City and County of); Unlimited
 Tax Series 1999 A GO
 5.00%, 07/01/02(b)                           AAA    Aaa     1,500   1,508,426
------------------------------------------------------------------------------
                                                                     8,263,338
------------------------------------------------------------------------------
ILLINOIS-8.75%
ABN AMRO Munitops Ctfs. Trust (Chicago);
 Refunding Ltd. Multistate Non-AMT VRD
 Series 2001-34 Ctfs.
 1.57%, 07/01/07(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates; VRD Illinois Sales Tax
 Series 1998-25 Class A RB
 1.57%, 03/15/07 (Acquired 08/26/99; cost
 $10,000,000)(c)(g)(h)                       A-1+c   --     10,000  10,000,000
------------------------------------------------------------------------------
Chicago (City of) (Central Public Library);
 Unlimited Tax Series 1988 B GO
 6.65%, 04/01/02(d)(e)                        NRR    NRR     1,100   1,122,000
------------------------------------------------------------------------------
Chicago (City of) (Central Public Library);
 Unlimited Tax Series 1988 B GO
 6.85%, 07/01/02(d)(e)                        NRR    NRR     1,575   1,612,629
------------------------------------------------------------------------------
Chicago (City of); MERLOTS Ltd. VRD Series
 2000 A12 GO
 1.63%, 01/01/23(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Chicago (City of); Ltd. Tender Notes Tax
 Series 2001 GO (LOC-Landesbank Hesset-
 Thuringen)
 1.90%, 10/31/02(d)                          A-1+   SP-1+  $ 4,500 $ 4,500,000
------------------------------------------------------------------------------
Cook (County of) Community Consolidated
 School District #65 (Evanston); Unlimited
 Tax Series 1994 B GO
 6.20%, 12/01/02(d)(e)                        NRR    NRR     2,445   2,516,052
------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multi-Family Housing
 VRD Series 1983 RB (LOC-Bank of America NT
 &SA)
 1.75%, 06/01/08(c)                           --     Aa1     4,270   4,270,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago);
 VRD Series 2001-1305 COP
 1.63%, 01/01/35(b)(c)(h)                    A-1+c   --      4,950   4,950,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
 Water & Sewer); VRD Series 2001-1308 COP
 1.58%, 11/01/26(b)(c)(h)                    A-1+c   --      8,655   8,655,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County
 Regional Transportation Authority); VRD
 Series 2000-1301 COP
 1.58%, 07/01/23(b)(c)(h)                    A-1+c   --     19,000  19,000,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
 VRD Series 2000-1304 COP
 1.58%, 06/01/21(b)(c)(h)                    A-1+c   --      7,340   7,340,000
------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
 1995 GO
 5.13%, 12/01/02(b)                           AAA    Aaa     1,000   1,021,281
------------------------------------------------------------------------------
Illinois (State of); MERLOTS Unlimited VRD
 Tax Series 2001 A124 GO
 1.63%, 11/01/26(b)(c)(h)                     A-1    --      5,240   5,240,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons); VRD Series
 1996 RB (LOC-Northern Trust Co.)
 1.60%, 08/01/26(c)                          A-1+    --      9,492   9,492,000
------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series 2001
 A RB (LOC-Harris Trust & Savings Bank)
 1.60%, 06/28/02(c)(i)                         --    --    $ 2,260 $ 2,260,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series 2002
 RB (LOC-Harris Trust & Savings Bank)
 1.60%, 06/28/02(c)(i)                         --    --      5,250   5,250,000
------------------------------------------------------------------------------
Illinois Development Finance Authority (Local
 Government Financing Program); VRD Series
 1999 A RB
 1.85%, 09/01/29(b)(c)                         --  VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Wheaton School 200); School District
 Program Series 1993 RB
 4.75%, 12/01/02(b)                            AAA   Aaa     1,000   1,020,187
------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Concordia University River Project); VRD
 Series 2001 RB (LOC-U.S. Bank N.A.)
 1.50%, 10/01/31(c)                            --  VMIG-1    5,300   5,300,000
------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Cultural Pooled Funding); Refunding VRD
 Series 1999 RB
 (LOC-American National Bank & Trust)
 1.60%, 07/01/29(c)                            A-1   --      1,000   1,000,000
------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Blessing Hospital); VRD Series 1999 B RB
 1.60%, 11/15/29(b)(c)                         A-1 VMIG-1    2,400   2,400,000
------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Ravenswood Hospital Medical Center); Series
 1992 RB
 6.85%, 06/01/02(d)(e)                         NRR   NRR     2,205   2,266,059
------------------------------------------------------------------------------
Illinois Regional Transportation Authority;
 MERLOTS VRD Series 2001 A93 GO
 1.63%, 07/01/27(b)(c)(h)                      --  VMIG-1    3,700   3,700,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
ILLINOIS-(CONTINUED)
Illinois Toll Highway Authority; Refunding
 Toll Highway VRD Series 1998 B RB
 1.65%, 01/01/16(b)(c)                       --   VMIG-1  $ 6,600 $  6,600,000
------------------------------------------------------------------------------
Illinois Toll Highway Authority; Refunding
 Toll Highway VRD Series 1998 B RB
 1.65%, 01/01/17(b)(c)                       --   VMIG-1    4,600    4,600,000
------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority;
 Refunding Dedicated Sales Tax Revenue
 Series 1992 RB
 6.30%, 06/01/02                             AA-    Aa3     1,500    1,512,285
------------------------------------------------------------------------------
Northwest Suburban Municipal Joint Action
 Water Agency; Refunding Water Supply
 Systems Series 1997 RB
 5.25%, 05/01/02(b)                          AAA    Aaa     1,000    1,002,087
------------------------------------------------------------------------------
University of Illinois; MERLOTS VRD Series
 2000 S RB
 1.63%, 04/01/30(b)(c)(h)                    --   VMIG-1    7,400    7,400,000
------------------------------------------------------------------------------
Sangamon (County of) School District (#186
 Springfield) Series 2002 TAN
 2.38%, 12/20/02                            SP-1+   --     11,000   11,060,416
------------------------------------------------------------------------------
Sauget (City of) Pollution Control
 (Monsanto Co. Project); Refunding VRD
 Series 1993 IDR
 1.70%, 05/01/28(c)                          --     P-1     1,000    1,000,000
------------------------------------------------------------------------------
                                                                   166,089,996
------------------------------------------------------------------------------
INDIANA-1.67%
Indiana Bond Bank (Advanced Funding
 Program Notes); Series 2002 A-1 Revenue
 Notes
 2.25%, 07/23/02                            SP-1+  MIG-1    2,560    2,567,333
------------------------------------------------------------------------------
Indiana Bond Bank (Advanced Funding
 Program Notes); Series 2002 A-2 Revenue
 Notes
 2.25%, 01/22/03                            SP-1+  MIG-1    5,000    5,023,972
------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Indiana Historical Society); VRD
 Educational Facilities Series 1996 IDR
 (LOC-Bank One Indiana N.A.)
 1.55%, 08/01/31(c)                          A-1    --      2,400    2,400,000
------------------------------------------------------------------------------

                                                 RATING(a)     PAR
                                                S&P  MOODY'S  (000)     VALUE
INDIANA-(CONTINUED)
 Indiana Health Facilities Financing Authority
  (Community Mental Health and
  Rehabilitation); VRD Series 1990 RB (LOC-
  Lasalle National Bank)
 1.65%, 11/01/20(c)                             A-1+   --    $ 2,855 $ 2,855,000
--------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority
 (Community Hospital Projects); Hospital VRD
 Series 2000 A RB (LOC-Bank of America N.A.)
 1.50%, 07/01/28(c)                             A-1+   --     10,000  10,000,000
--------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority
 (Deaconess Hospital Inc.); VRD Series 1992 RB
 (LOC-First National Bank)
 1.45%, 01/01/22(c)                              --  VMIG-1    3,700   3,700,000
--------------------------------------------------------------------------------
Indianapolis Economic Development (Visiting
 Nurse Service Foundation); VRD Series 1998 RB
 (LOC-First of America Bank)
 1.60%, 03/01/13(c)                             A-1    --      1,030   1,030,000
--------------------------------------------------------------------------------
Shelby (County of) Jail Building Corp.; First
 Mortgage Series 1992 RB
 6.50%, 07/15/02(d)(e)                          NRR    NRR     2,190   2,257,624
--------------------------------------------------------------------------------
Warren (Township of) School Building Corp.
 First Mortgage Series 1992 A RB
 6.00%, 07/15/02(d)(e)                          NRR    NRR     1,850   1,910,526
--------------------------------------------------------------------------------
                                                                      31,744,455
--------------------------------------------------------------------------------
IOWA-1.71%
Iowa City (City of) (ACT, Inc.); VRD Series
 2001 RB
 1.55%, 04/01/32(c)                             A-1    --     15,000  15,000,000
--------------------------------------------------------------------------------
Iowa Finance Authority (Burlington Medical
 Center); VRD Series 1997 RB
 1.45%, 06/01/27(b)(c)                          A-1    --      5,285   5,285,000
--------------------------------------------------------------------------------
Iowa Finance Authority (Great River Medical
 Center); Health Care Facilities Series 2001
 RB
 4.00%, 05/15/02(b)                              --    Aaa     1,010   1,011,549
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
IOWA-(CONTINUED)
Iowa Finance Authority (Morningside College
 Project); Private College VRD Series 2001
 RB (LOC-Firstar Bank N.A.)
 1.50%, 07/01/26(c)                            A-1    --    $ 1,200 $ 1,200,000
-------------------------------------------------------------------------------
Iowa Finance Authority (YMCA of Greater Des
 Moines); Economic Development VRD Series
 2000 RB (LOC-Wells Fargo Bank N.A.)
 1.65%, 06/01/10(c)(i)                         --     --      3,730   3,730,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority (Grand
 View Project); Private College Facilities
 VRD Series 2000 RB (LOC-Firstar Bank N.A.)
 1.50%, 10/01/25(c)                            A-1    --      1,300   1,300,000
-------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
 Program (Iowa School Corps.); Warrant Ctfs.
 Series 2001 A
 3.75%, 06/21/02(b)                           SP-1+  MIG-1    5,000   5,011,884
-------------------------------------------------------------------------------
                                                                     32,538,433
-------------------------------------------------------------------------------
KANSAS-0.47%
El Dorado (City of) Recreational Facilities
 (YMCA of Wichita Project); VRD Series 2001
 RB (LOC-Bank of America N.A.)
 1.50%, 05/01/06(c)(f)                         --     --      4,895   4,895,000
-------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
 (YMCA of Wichita Project); VRD Series 1998
 XI RB (LOC-Bank of America NT & SA)
 1.55%, 08/01/09(c)                           A-1+    --      4,100   4,100,000
-------------------------------------------------------------------------------
                                                                      8,995,000
-------------------------------------------------------------------------------
KENTUCKY-3.50%
Daviess (County of) (Open Door Community
 House, Inc. Project); Hospital Revenue
 Series 1992A RB
 6.25%, 08/01/02(d)(e)                         NRR    NRR     3,300   3,412,148
-------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
 Trust (Weekly Acquisition Lease Program);
 VRD Series 2000 RB (LOC-First Union
 National Bank)
 1.60%, 06/01/33(c)                            A-1    --     40,795  40,795,000
-------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
KENTUCKY-(CONTINUED)
Kentucky Asset/Liability Commission General
 Fund; Series 2001 B TRAN
 1.26%, 06/26/02                             SP-1+  MIG-1  $10,000 $10,000,000
------------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series 2001
 TRAN
 3.50%, 06/28/02                             SP-1+   --      4,000   4,007,986
------------------------------------------------------------------------------
Kentucky Interlocal School Transportation
 Association; Series 2001 TRAN
 3.75%, 06/28/02                             SP-1+  MIG-1    3,000   3,007,247
------------------------------------------------------------------------------
Owensboro-Daviess (Counties of) Regional
 Water Resource Agency; Wastewater Series
 1999 A BAN
 4.50%, 09/01/02                             SP-1    --      5,215   5,265,809
------------------------------------------------------------------------------
                                                                    66,488,190
------------------------------------------------------------------------------
LOUISIANA-1.22%
Eagle Tax Exempt Trust (City of New
 Orleans); VRD Series 2000-1801 COP
 1.58%, 12/01/21(b)(c)(h)                    A-1+c   --      6,000   6,000,000
------------------------------------------------------------------------------
Ernest N. Morial-New Orleans (City of)
 Exhibit Hall Authority; Refunding Special
 Tax Series 1996 A RB
 4.40%, 07/15/02(b)                           AAA    Aaa     1,475   1,482,711
------------------------------------------------------------------------------
Jefferson (Parish of) Industrial
 Development Board (George J Ackel Sr.
 Project); Refunding VRD Series 1986 IDR
 (LOC-Regions Bank)
 1.55%, 12/01/04(c)                           --   VMIG-1    3,440   3,440,000
------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
 1992 A GO
 6.50%, 05/01/02(d)(e)                        NRR    NRR     4,750   4,862,801
------------------------------------------------------------------------------
Louisiana Public Facilities Authority (Glen
 Retirement System Project); VRD Series
 2001 RB (LOC-Amsouth Bank)
 1.73%, 09/01/16(c)                           --   VMIG-1    3,900   3,900,000
------------------------------------------------------------------------------
Monroe (City of); Sales & Use Tax Series
 2001 RB
 3.00%, 07/01/02(b)                           AAA    Aaa       755     755,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
LOUISIANA-(CONTINUED)
New Orleans (City of) Audubon Park Community
 Aquarium; Series 1992 A RB
 8.00%, 04/01/02(d)(e)                          NRR    NRR   $1,800 $ 1,836,000
-------------------------------------------------------------------------------
New Orleans (City of) Sewer Service; Series
 2001 RB
 6.50%, 06/01/02(b)                             AAA    Aaa      930     937,475
-------------------------------------------------------------------------------
                                                                     23,213,987
-------------------------------------------------------------------------------
MARYLAND-0.85%
Maryland Health & Higher Educational
 Facilities Authority (Catholic Health
 Initiatives); Refunding VRD Series 1997 B RB
 1.70%, 12/01/15(c)                             A-1+ VMIG-1   7,800   7,800,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program (Washington
 Suburban Sanitary District); Floating Rate
 Trust Ctfs. Unlimited Tax VRD Series 2000-246
 GO
 1.56%, 06/01/09(c)(h)                           --  VMIG-1   8,305   8,305,000
-------------------------------------------------------------------------------
                                                                     16,105,000
-------------------------------------------------------------------------------
MASSACHUSETTS-1.21%
Braintree (City of); Unlimited Tax Series 2001
 BAN
 2.50%, 12/20/02                                 --   MIG-1   6,165   6,205,719
-------------------------------------------------------------------------------
Haverhill (City of); Unlimited Tax Series 1992
 A GO
 7.00%, 06/15/02(d)(e)                          NRR    NRR    2,750   2,833,889
-------------------------------------------------------------------------------
Ludlow (City of); Refunding Unlimited Tax
 Series 2001 GO
 5.00%, 06/15/02(b)                              --    Aaa    1,137   1,142,491
-------------------------------------------------------------------------------
Marshfield (City of); Ltd. Tax Series 2001 GO
 5.50%, 06/15/02(b)                             AAA    Aaa    1,517   1,525,887
-------------------------------------------------------------------------------
Massachusetts Health and Educational
 Facilities Authority; Series 1992 D RB
 6.50%, 07/01/02(d)(e)                          NRR    NRR    1,980   2,038,259
-------------------------------------------------------------------------------
Massachusetts Industrial Financing Agency
 (Babson College); Refunding Series 1992 A RB
 6.38%, 10/01/02(d)(e)                          NRR    NRR    1,000   1,042,980
-------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
MASSACHUSETTS-(CONTINUED)
Massachusetts Industrial Financing Agency
 (Holy Cross College); Refunding Series 1992
 II RB
 6.38%, 11/01/02(d)(e)                          NRR    NRR   $1,000 $ 1,046,548
-------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric
 Co.; Refunding Power Supply Systems Series
 1992 B RB
 6.75%, 07/01/02(d)(e)                          NRR    NRR    2,850   2,944,099
-------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric
 Co.; Refunding Power Supply Systems Series
 1992 C RB
 6.63%, 07/01/02(d)(e)                          NRR    NRR    1,000   1,032,832
-------------------------------------------------------------------------------
Massachusetts (State of); Ltd. Refunding Tax
 Series 1992 B GO
 6.38%, 08/01/02                                AA-    Aa2    1,050   1,062,989
-------------------------------------------------------------------------------
Massachusetts (State of); Unlimited
 Consolidated Loan Tax Series 1992 B GO
 6.50%, 06/01/02(d)(e)                          NRR    NRR    1,000   1,018,692
-------------------------------------------------------------------------------
South Hadley (City of); Refunding Unlimited
 Tax Series 2001 GO
 4.00%, 06/15/02(b)                             --     Aaa    1,050   1,052,912
-------------------------------------------------------------------------------
                                                                     22,947,297
-------------------------------------------------------------------------------
MICHIGAN-4.03%
Bear Stearns Municipal Securities Trust Ctfs.
 (Detroit Sewage Disposal Systems); Refunding
 VRD Series 1999-81 Class A RB
 1.40%, 10/01/02 (Acquired 12/29/99-12/30/99;
 Cost $15,000,000)(b)(c)(g)(h)                 A-1+c   --    15,000  15,000,000
-------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding Unlimited
 Tax Series 1998 GO
 3.95%, 05/01/02(b)                             AAA    Aaa    1,000   1,001,704
-------------------------------------------------------------------------------
Dearborn (City of) Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 IDR (LOC-Comerica
 Bank)
 1.55%, 10/01/23(c)(i)                          --     --     9,500   9,500,000
-------------------------------------------------------------------------------
Delta (County of) Economic Development Corp.
 (Mead Escanaba Paper); Refunding VRD Series
 1985 A IDR (LOC-Morgan Guaranty Trust)
 1.20%, 12/01/23(c)                             --     P-1    4,300   4,300,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
MICHIGAN-(CONTINUED)
Detroit (City of) Sewage Disposal System;
 MERLOTS VRD Series 2001 A112 RB
 1.63%, 07/01/32(b)(c)(h)                     --   VMIG-1  $ 4,990 $ 4,990,000
------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Sr.
 Lien MERLOTS VRD Series 1999 D RB
 1.63%, 07/01/29(b)(c)(h)                     --   VMIG-1   10,000  10,000,000
------------------------------------------------------------------------------
Jackson (City of) Public Schools (State Aid
 Note); Ltd. Tax Series 2001 B GO
 3.25%, 05/22/02(i)                           --     --      3,000   3,002,472
------------------------------------------------------------------------------
Michigan Comprehensive Transportation Fund;
 Series 1992 A RB
 5.50%, 05/15/02(d)(e)                        NRR    NRR     4,500   4,521,128
------------------------------------------------------------------------------
Michigan Higher Education (Student loans);
 Refunding Series 1995 XII-K RB
 4.85%, 04/01/02(b)                           AAA    Aaa     1,500   1,500,000
------------------------------------------------------------------------------
Michigan Comprehensive Transportation Fund;
 Refunding Series 1992 B RB
 5.50%, 05/15/02                              AA     Aa3     1,000   1,003,313
------------------------------------------------------------------------------
Michigan Municipal Bond Authority; Series
 2001 Revenue Notes
 4.00%, 04/11/02                             SP-1+   --      6,000   6,001,466
------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB (LOC-
 Comerica Bank)
 1.40%, 10/01/15(c)                           --   VMIG-1    3,480   3,480,000
------------------------------------------------------------------------------
Michigan Trunk Line; Series 1992 A RB
 5.50%, 10/01/02(d)(e)                        NRR    NRR     1,630   1,659,780
------------------------------------------------------------------------------
Perry (City of) Public Schools; Unlimited
 Tax Series 1992 GO
 6.38%, 05/01/02(d)(e)                        NRR    NRR     1,400   1,426,735
------------------------------------------------------------------------------
Southfield (City of) Economic Development
 (Lawrence Tech University Project); VRD
 Series 2001 RB (LOC-Bank One Michigan)
 1.55%, 10/01/31(c)                           A-1    --      6,000   6,000,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
MICHIGAN-(CONTINUED)
Warren (City of) Consolidated School
 District; Unlimited Tax Series 2001 GO
 3.00%, 05/01/02(b)                            AAA    Aaa   $ 3,225 $ 3,228,355
-------------------------------------------------------------------------------
                                                                     76,614,953
-------------------------------------------------------------------------------
MINNESOTA-1.92%
Minneapolis (City of) (Minnehaha Academy
 Project); VRD Series 2001 RB (LOC-Firstar
 Bank N.A.)
 1.55%, 05/01/26(c)(i)                          --    --      2,500   2,500,000
-------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities;
 Commercial Paper Notes
 1.30%, 05/09/02                               A-1+   --     19,000  19,000,000
-------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities;
 Commercial Paper Notes
 1.15%, 05/21/02                               A-1+   --     15,000  15,000,000
-------------------------------------------------------------------------------
                                                                     36,500,000
-------------------------------------------------------------------------------
MISSISSIPPI-0.54%
Mississippi Business Finance Corp. (Jackson
 Medical Mall); VRD Series 2000 A RB (LOC-
 Bank One Louisiana)
 1.55%, 11/01/18(c)                            A-1    --      3,600   3,600,000
-------------------------------------------------------------------------------
Mississippi Business Finance Corp.
 (Mississippi College Project); Refunding VRD
 Series 1999 B RB (LOC-Bank of America N.A.)
 1.50%, 02/01/09(c)(f)                          --    --      5,400   5,400,000
-------------------------------------------------------------------------------
Mississippi Gulf Coast Regional Wastewater
 Authority (Wastewater Treatment Facilities);
 Refunding Series 1999 RB
 4.35%, 07/01/02(b)                             --    Aaa     1,255   1,260,057
-------------------------------------------------------------------------------
                                                                     10,260,057
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
MISSOURI-1.65%
Boone (County of) (Boone Hospital Center
 Project); Hospital VRD Series 2000 C RB
 (LOC-Firstar Bank N.A.)
 1.55%, 08/15/20(c)                            --  VMIG-1  $ 2,700 $ 2,700,000
------------------------------------------------------------------------------
Kansas (City of) Industrial Development
 Authority (Baptist Health System); Hospital
 VRD Series 1988 A RB (LOC-Bank of America
 N.A.)
 1.55%, 08/01/18(c)                            --  VMIG-1    2,705   2,705,000
------------------------------------------------------------------------------
Missouri Development Finance Board (Science
 City Union Station); Infrastructure
 Facilities Series 1997 A RB (LOC-Canadian
 Imperial Bank)
 4.40%, 12/01/02(d)                            AA-   Aa3     1,150   1,172,540
------------------------------------------------------------------------------
Missouri Health and Educational Facilities
 Authority (Drury College Project); Refunding
 Educational Facilities VRD Series 1999 RB
 (LOC-Mercantile Bank N.A.)
 1.50%, 08/15/24(c)                            --  VMIG-1    1,710   1,710,000
------------------------------------------------------------------------------
Missouri Health and Educational Facilities
 Authority (Lutheran Senior Services); Health
 Facilities VRD Series 2000 RB (LOC-Firstar
 Bank N.A.)
 1.60%, 02/01/31(c)                            --  VMIG-1   23,000  23,000,000
------------------------------------------------------------------------------
                                                                    31,287,540
------------------------------------------------------------------------------
NEBRASKA-0.53%
American Public Energy Agency (Nebraska
 Public Gas Agency Project); Series 1998 C RB
 3.75%, 09/01/02(b)                            AAA   Aaa     8,370   8,452,388
------------------------------------------------------------------------------
Lincoln (City of) Electric Systems (Power
 Supply Facilities); Refunding Series 1992 A
 RB
 6.00%, 09/01/02(d)(e)                         NRR   NRR     1,500   1,553,367
------------------------------------------------------------------------------
                                                                    10,005,755
------------------------------------------------------------------------------
NEVADA-1.47%
ABN AMRO Munitops Ctfs. Trust; Refunding VRD
 Series 2001-24 Single Asset Trust Ctfs.
 1.57%, 07/01/09(b)(c)(h)                      --  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
NEVADA-(CONTINUED)
Clark (County of) Highway Improvements; Motor
 Vehicle Fuel Tax Series 1992 RB
 5.63%, 07/01/02(b)                            AAA    Aaa   $ 2,000 $ 2,020,822
-------------------------------------------------------------------------------
Clark (County of) School District; Ltd. Tax
 Medium Term Series 2001 E GO
 4.00%, 06/15/02                                A+    Aa3     1,200   1,203,071
-------------------------------------------------------------------------------
Clark (County of) School District (Building &
 Renovation); Ltd. Tax Series 1997 B GO
 5.75%, 06/15/02(b)                            AAA    Aaa     2,350   2,367,665
-------------------------------------------------------------------------------
Henderson (City of); Ltd. Water & Sewer Tax
 Series 1998 A GO
 4.00%, 09/01/02(b)                            AAA    Aaa     1,225   1,236,717
-------------------------------------------------------------------------------
Las Vegas (City of); Refunding Ltd. Tax
 Series 1992 GO
 6.60%, 04/01/02(d)(e)                         NRR    NRR     1,470   1,499,400
-------------------------------------------------------------------------------
Las Vegas Valley (City of) Water District
 (SNWA Water Supply); Commercial Paper Notes
 1.25%, 05/21/02                               A-1+   P-1    11,000  11,000,000
-------------------------------------------------------------------------------
Nevada (State of); Series 1992 A RB
 6.80%, 07/01/02(d)(e)                         NRR    NRR     3,480   3,557,751
-------------------------------------------------------------------------------
                                                                     27,885,426
-------------------------------------------------------------------------------
NEW JERSEY-0.22%
Allendale (City of); Unlimited Tax Series
 2001 BAN
 3.40%, 06/28/02(i)                             --    --      3,187   3,192,804
-------------------------------------------------------------------------------
Cape May (County of) General Improvements
 Unlimited Tax Series 1994 GO
 5.35%, 08/01/02(b)                            AAA    Aaa     1,000   1,013,148
-------------------------------------------------------------------------------
                                                                      4,205,952
-------------------------------------------------------------------------------
NEW MEXICO-1.08%
New Mexico (State of); Refunding Unlimited
 Tax Series 2001 A GO
 5.00%, 09/01/02                               AA+    Aa1     3,240   3,281,780
-------------------------------------------------------------------------------
New Mexico Highway Commission; Sr. Sub Lien
 Tax Series 1998 A RB
 4.50%, 06/15/02                               AA+    Aa2     2,200   2,212,315
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
NEW MEXICO-(CONTINUED)
New Mexico Highway Commission; Sub Lien Tax
 Series 1998 B RB
 3.70%, 06/15/02                               AA-   A1    $ 4,000 $ 4,008,210
------------------------------------------------------------------------------
New Mexico Highway Commission; Sr. Sub Lien
 Tax Series 2000 A RB
 5.50%, 06/15/02                               AA+   Aa2     1,000   1,006,883
------------------------------------------------------------------------------
New Mexico Hospital Equipment Loan Council
 (Dialysis Clinic Inc. Project); VRD Series
 2000 RB (LOC-Wachovia Bank N.A.)
 1.63%, 07/01/25(c)                            --  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------
New Mexico Severance Tax; Supplemental Series
 2000 C RB
 4.50%, 07/01/02                               A+    Aa3     1,000   1,004,147
------------------------------------------------------------------------------
Santa Fe (City of) Public School District;
 Unlimited Tax Series 2001 GO
 3.00%, 08/01/02                               --    Aa3     3,900   3,910,242
------------------------------------------------------------------------------
                                                                    20,423,577
------------------------------------------------------------------------------
NEW YORK-0.29%
Cobleskill-Richmondville (Cities of) Central
 School District; Unlimited Tax Series 2001
 BAN
 3.25%, 06/27/02                               --   MIG-1    4,475   4,481,008
------------------------------------------------------------------------------
Suffolk (County of) Water Authority;
 Waterworks Series 1992 C RB
 6.00%, 06/01/02(d)(e)                         NRR   NRR     1,000   1,027,145
------------------------------------------------------------------------------
                                                                     5,508,153
------------------------------------------------------------------------------
NORTH CAROLINA-2.80%
North Carolina Capital Facilities Financing
 Agency (Elon College); Refunding VRD Series
 2001 A RB (LOC-Bank of America N.A.)
 1.55%, 01/01/14(c)(f)                         --    --      4,900   4,900,000
------------------------------------------------------------------------------
North Carolina Capital Facilities Financing
 Agency (NCA&T University Foundation); VRD
 Housing Facilities Series 2001 RB (LOC-First
 Union National Bank)
 1.55%, 07/01/32(c)                            --  VMIG-1   13,700  13,700,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P MOODY'S  (000)     VALUE
NORTH CAROLINA-(CONTINUED)
North Carolina Medical Care Community Hospital
 (Cleveland Regional Medical Center Project);
 VRD Series 2001 RB (LOC-Bank of America N.A.)
 1.50%, 01/01/18(c)(f)                          --    --    $21,200 $21,200,000
-------------------------------------------------------------------------------
North Carolina Medical Care Community Hospital
 (Pooled Equipment Funding Project); VRD
 Series 1985 RB
 1.40%, 12/01/25(b)(c)                          A-1 VMIG-1   13,300  13,300,000
-------------------------------------------------------------------------------
                                                                     53,100,000
-------------------------------------------------------------------------------
NORTH DAKOTA-0.11%
Bismarck (City of) Public School District #1;
 Refunding Unlimited Tax Series 1999 GO
 4.50%, 05/01/02                                --    Aa3     1,000   1,001,874
-------------------------------------------------------------------------------
North Dakota Building Authority; Refunding
 Lease Revenue Series 1993 A RB
 5.35%, 06/01/02(b)                             AAA   Aaa     1,000   1,006,029
-------------------------------------------------------------------------------
                                                                      2,007,903
-------------------------------------------------------------------------------
OHIO-2.71%
Butler (County of) Sewer Systems; Series 1992
 B RB
 6.25%, 12/01/02(d)(e)                          NRR   NRR     2,925   3,047,239
-------------------------------------------------------------------------------
Delaware (County of) Industrial Development
 (Radiation Sterilizers); VRD Series 1984 IDR
 (LOC-American National Bank)
 1.50%, 12/01/04(c)                             A-1   --      2,300   2,300,000
-------------------------------------------------------------------------------
Franklin (County of) Hospital (Holy Cross-MT
 Carmel); Series 1991 RB
 6.75%, 06/01/02(d)(e)                          NRR   NRR     2,000   2,058,137
-------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
 Village); Refunding Hospital VRD Series 1996
 B RB
 (LOC-Bank One N.A.)
 1.54%, 06/01/12(c)                             A-1   --      5,875   5,875,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P MOODY'S  (000)     VALUE
OHIO-(CONTINUED)
Lorain (County of) (EMH Regional Medical
 Center Project); Hospital Facilities VRD
 Series 2001 RB (LOC-National City Bank)
 1.60%, 05/01/26(c)(i)                          --    --    $16,000 $16,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1990 RB (LOC-
 Bank One N.A.)
 1.54%, 08/01/20(c)                             A-1   --      4,490   4,490,000
-------------------------------------------------------------------------------
Ohio Economic Development (YMCA of Greater
 Cincinnati Project); VRD Series 2001 RB (LOC-
 Bank One N.A.)
 1.55%, 11/01/21(c)                             A-1   --      9,600   9,600,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multi-Family Housing VRD Series 1985 RB (LOC-
 Morgan Guaranty Trust)
 1.25%, 12/01/15(c)                             --  VMIG-1    3,556   3,556,000
-------------------------------------------------------------------------------
Ohio Public Facilities Commission (Higher
 Education Capital Facilities); Series 1992
 II-B RB
 5.40%, 11/01/02(d)(e)                          NRR   NRR     1,500   1,560,643
-------------------------------------------------------------------------------
Toledo (City of) Waterworks; Refunding and
 Improvement Series 1999 RB
 3.50%, 11/15/02(b)                             AAA   Aaa     1,340   1,356,395
-------------------------------------------------------------------------------
Youngstown (City of) School District; Series
 2001 BAN
 3.13%, 04/15/02                                --   MIG-1    1,650   1,650,454
-------------------------------------------------------------------------------
                                                                     51,493,868
-------------------------------------------------------------------------------
OKLAHOMA-3.71%
Claremore (City of) Public Works Authority;
 Refunding Capital Improvements Series 2000 RB
 5.75%, 06/01/02(b)                             --    Aaa     1,000   1,007,469
-------------------------------------------------------------------------------
Lawton (City of) Water Authority; Sales Tax &
 Utility Series 2001 RB
 4.50%, 09/01/02(b)                             AAA   Aaa       605     610,389
-------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
OKLAHOMA-(CONTINUED)
Muskogee (City of) (Muskogee Mall Ltd.
 Special Project); VRD Series 1985 RB (LOC-
 Boatmen's National Bank)
 1.75%, 12/01/15(c)                             --  VMIG-1  $ 5,100 $ 5,100,000
-------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
 (Oklahoma County Housing Preservation); VRD
 Series 2000 RB
 1.63%, 01/01/33(c)                            A-1+   --     15,000  15,000,000
-------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
 (Oxford Oaks Apartments Project); Refunding
 Mulit-Family VRD Series 2000 RB
 1.53%, 07/15/30(c)                            A-1+   --     17,800  17,800,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Capitol Dome Project); VRD Series 2001 RB
 (LOC-Bank of America N.A.)
 1.58%, 06/01/11(c)                            A-1+   --      5,665   5,665,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD Series
 1999 A RB
 1.85%, 06/01/29(c)                            A-1+   --     20,500  20,500,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma State System of Higher Education);
 Lease Series 2001 RB
 2.80%, 06/01/02(d)                            AA-    A1        825     825,000
-------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
 (University of Tulsa); VRD Series 2000 B RB
 1.55%, 10/01/31(b)(c)                          --  VMIG-1    4,000   4,000,000
-------------------------------------------------------------------------------
                                                                     70,507,858
-------------------------------------------------------------------------------
OREGON-1.16%
Deschutes & Jefferson (Counties of) School
 District #02J (Redmond) Refunding Unlimited
 Tax Series 2001 GO
 4.50%, 06/01/02(b)                             --    Aaa     1,575   1,583,463
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
OREGON-(CONTINUED)
Oregon Health, Housing, Educational &
 Cultural Facilities Authority (Sacred Heart
 Medical Center); VRD Series 1998 A RB (LOC-
 U.S. Bank N.A.)
 1.60%, 11/01/28(c)                           A-1    --    $ 1,700 $ 1,700,000
------------------------------------------------------------------------------
Portland (City of) Community College
 District; Unlimited Tax Series 1992 A GO
 6.00%, 07/01/02(d)(e)                        NRR    NRR     1,500   1,512,863
------------------------------------------------------------------------------
Portland (City of) Community College
 District; Unlimited Tax Series 2001 B GO
 4.00%, 06/01/02                               AA    Aa2     3,005   3,011,855
------------------------------------------------------------------------------
Umatilla (County of) Hospital Facilities
 Authority (Catholic Health Initiatives);
 Refunding VRDSeries 1997 B RB (LOC-Morgan
 Guaranty Trust)
 1.70%, 12/01/24(c)                           A-1+ VMIG-1   14,300  14,300,000
------------------------------------------------------------------------------
                                                                    22,108,181
------------------------------------------------------------------------------
PENNSYLVANIA-6.13%
Allegheny (County of); Refunding Unlimited
 Tax VRD Series 2000 C-50 GO
 3.15%, 05/01/02(c)                           A-1  VMIG-1    5,000   5,000,000
------------------------------------------------------------------------------
Allegheny (County of); Unlimited Tax Series
 1992 C-39 GO
 6.00%, 05/01/02(d)(e)                        NRR    NRR     3,000   3,071,475
------------------------------------------------------------------------------
Allegheny (County of) Sanitation Authority;
 Series 1992 RB
 6.00%, 12/01/02(d)(e)                        NRR    NRR     1,000   1,046,457
------------------------------------------------------------------------------
Bedford (County of) Industrial Development
 Authority (Seton Co.-SEPA Inc. Facility);
 VRD Series 1985 IDR (LOC-First Union
 National Bank)
 1.45%, 11/01/05(c)                           A-1    --      6,500   6,500,000
------------------------------------------------------------------------------
Berks (County of) Industrial Development
 Authority (Lutheran Services Northeast);
 Refunding VRD Health Care Series 1998 A IDR
 1.50%, 01/01/28(b)(c)                         --  VMIG-1    8,624   8,624,000
------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
PENNSYLVANIA-(CONTINUED)
Blairsville-Saltsburg (Cities of) School
 District; Unlimited Tax Series 1992 GO
 6.50%, 05/15/02(d)(e)                        NRR    NRR   $ 2,000 $ 2,008,997
------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
 Regional); VRD Series 2001-3801 COP
 1.58%, 08/01/28(b)(c)(h)                    A-1+c   --      6,600   6,600,000
------------------------------------------------------------------------------
Emmaus (City of) General Authority; VRD
 Series 1996 RB
 1.50%, 12/01/28(b)(c)                        A-1    --     40,900  40,900,000
------------------------------------------------------------------------------
Franklin (County of) Industrial Development
 Authority (Chambersburg Hospital
 Obligation); Health Care VRD Series 2000
 RB
 1.58%, 12/01/24(b)(c)                        A-1    --      5,500   5,500,000
------------------------------------------------------------------------------
Garnet Valley School District Unlimited Tax
 Series 1993 GO
 5.70%, 04/01/02(d)(e)                        NRR    NRR     3,000   3,000,000
------------------------------------------------------------------------------
Lehigh (County of) General Purpose
 Authority (Lehigh Valley Health); VRD
 Hospital Series 1999 B RB
 1.46%, 07/01/29(b)(c)                        --   VMIG-1    1,390   1,390,000
------------------------------------------------------------------------------
Pennridge School District; Unlimited Tax
 Series 1997 A GO
 5.05%, 08/15/02(d)(e)                        NRR    NRR     2,000   2,017,105
------------------------------------------------------------------------------
Pocono Mountain School District; Unlimited
 Tax Series 1992 AA GO
 5.75%, 04/01/02(d)(e)                        NRR    NRR     6,000   6,000,000
------------------------------------------------------------------------------
Scranton (City of)-Lackawanna (County of)
 Health & Welfare Authority; MERLOTS VRD
 Series 2002 A-18 RB
 1.63%, 03/01/15(b)(c)(h)                     --   VMIG-1    3,440   3,440,000
------------------------------------------------------------------------------
Seneca Valley School District Unlimited Tax
 Series 1992 A GO
 5.75%, 07/01/02(d)(e)                        NRR    NRR     2,000   2,021,827
------------------------------------------------------------------------------
South Western School District; Unlimited
 Tax Series 1992 GO
 6.40%, 06/15/02(d)(e)                        NRR    NRR     3,825   3,941,201
------------------------------------------------------------------------------
University of Pittsburgh; Series 1992 A RB
 6.13%, 06/01/02(d)(e)                        NRR    NRR    12,525  12,875,763
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)     VALUE
PENNSYLVANIA-(CONTINUED)
University of Pittsburgh of the
 Commonwealth System of Higher Education
 (Pittsburgh Asset Notes-
 Panthers);Refunding Series 2001 Revenue
 Notes
 4.00%, 04/04/02                          SP-1+  MIG-1  $ 2,500 $  2,500,159
----------------------------------------------------------------------------
                                                                 116,436,984
----------------------------------------------------------------------------
RHODE ISLAND-0.05%
Rhode Island Depositors Economic
 Protection Corp.; Special Obligation
 Series 1992 A RB
 6.90%, 08/01/02(d)(e)                     NRR    NRR     1,000    1,036,816
----------------------------------------------------------------------------
SOUTH CAROLINA-1.31%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001 Class A COP
 1.58%, 01/01/22(b)(c)(h)                 A-1+c   --     10,100   10,100,000
----------------------------------------------------------------------------
South Carolina Educational Facilities
 Authority for Private Nonprofit
 Institutions (The Allen University
 Project); Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
 1.55%, 09/01/18(c)                       A-1+    --      1,925    1,925,000
----------------------------------------------------------------------------
South Carolina Public Service Authority;
 MERLOTS VRD Series 2000 L RB
 1.63%, 01/01/22(b)(c)(h)                  --   VMIG-1    6,500    6,500,000
----------------------------------------------------------------------------
South Carolina Public Service Authority
 (Santee Cooper); Series 1991 D RB
 6.50%, 07/01/02(d)(e)                     NRR    NRR     5,000    5,148,321
----------------------------------------------------------------------------
Spartanburg (City of) Waterworks;
 Refunding Series 1992 RB
 6.25%, 06/01/02(d)(e)                     NRR    NRR     1,205    1,224,183
----------------------------------------------------------------------------
                                                                  24,897,504
----------------------------------------------------------------------------
TENNESSEE-8.38%
Blount (County of) Public Building
 Authority (Local Government Public
 Improvements); VRD Series 2001 A3A RB
 1.50%, 06/01/26(b)(c)                     --   VMIG-1    8,400    8,400,000
----------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
TENNESSEE-(CONTINUED)
Clarksville (City of) Public Building
 Authority (Tennessee Municipal Bond Fund);
 VRD Pooled Funding RB (LOC-Bank of America
 N.A.)
 1.50%, Series 1994 06/01/24(c)              A-1+    --    $17,930 $17,930,000
------------------------------------------------------------------------------
 1.50%, Series 1997 11/01/27(c)               --   VMIG-1   12,800  12,800,000
------------------------------------------------------------------------------
 1.50%, Series 1999 06/01/29(c)               --   VMIG-1   22,000  22,200,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga); VRD
 Series 2000-4202 COP
 1.58%, 10/01/27(b)(c)(h)                    A-1+c   --     14,040  14,040,000
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #2);
 Refunding VRD Series 1998 B IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    3,077   3,077,250
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #3);
 Refunding VRD Series 1998 C IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    1,877   1,877,250
------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #4);
 Refunding VRD Series 1998 D IDR (LOC-
 Mellon Bank N.A.)
 1.70%, 09/01/16(c)                           --   VMIG-1    1,962   1,962,750
------------------------------------------------------------------------------
Jackson (City of) Health & Educational
 Facilities Board (Trinity Christian
 Academy); Refunding Educational Facilities
 VRD Series 2002 RB (LOC-Amsouth Bank)
 1.73%, 03/01/22(c)                           --   VMIG-1    5,400   5,400,000
------------------------------------------------------------------------------
Knox (County of) Health, Education &
 Housing Facilities Board (THA Solutions
 Group Inc. Project); VRD Series 1999 RB
 1.85%, 05/01/29(c)                          A-1+    --     12,600  12,600,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
TENNESSEE-(CONTINUED)
Memphis (City of) Health, Education &
 Housing Facility Board (American
 International Group Inc.); Not-For-Profit
 Multi-Family Program VRD Series 2000 RB
 1.63%, 08/01/32(c)                         A-1+   --    $10,000 $ 10,000,000
-----------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Health and Educational
 Facilities Board (Meharry Medical College
 Project); Refunding VRD Series 1998 RB
 (LOC-Nations Bank N.A.)
 1.50%, 08/01/18(c)(f)                       --    --     10,070   10,070,000
-----------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Industrial Development
 Board; Electric Series 2001 A RB
 4.50%, 05/15/02                             AA    Aa3     1,005    1,007,235
-----------------------------------------------------------------------------
Montgomery (County of) Public Building
 Authority (Tennessee County Loan Pool);
 Pooled Funding Government Obligation
 Series 1995 RB (LOC-Bank of America N.A.)
 1.50%, 03/01/25(c)                         A-1+   --      9,340    9,340,000
-----------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB
 1.50%, VRD Series 2002 IV J-3
  06/01/09(b)(c)                             --  VMIG-1    2,300    2,300,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 1995 A 06/01/15(b)(c)     --  VMIG-1    6,195    6,195,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV B-7
  06/01/20(b)(c)                             --  VMIG-1    3,200    3,200,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-3 06/01/25(b)(c)  --  VMIG-1    3,000    3,000,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV B-11
  06/01/25(b)(c)                             --  VMIG-1    1,200    1,200,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-F-1
  06/01/25(b)(c)                             --  VMIG-1    3,400    3,400,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2002 IV J-1
  06/01/28(b)(c)                             --  VMIG-1    6,000    6,000,000
-----------------------------------------------------------------------------
 1.50%, VRD Series 2000 IV-E-1
  06/01/30(b)(c)                             --  VMIG-1    3,150    3,150,000
-----------------------------------------------------------------------------
                                                                  159,149,485
-----------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
TEXAS-12.07%
ABN AMRO Munitops Ctfs. Trust (Keller
 Independent School District); Refunding
 Unlimited Multistate Non-AMT VRD Series
 2001-26 Ctfs.
 2.70%, 05/15/02(c)(h)                       --   VMIG-1  $ 3,000 $ 3,000,000
-----------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
 (Panhandle Pooled Health Care); Refunding
 VRD Series 1985 RB
 (LOC-Banque Paribas)
 1.70%, 05/31/25(c)                          --   VMIG-1   10,400  10,400,000
-----------------------------------------------------------------------------
Austin (City of) Independent School
 District; Unlimited Tax Series 1997 GO
 5.00%, 08/01/02                             AAA    Aaa     2,500   2,530,099
-----------------------------------------------------------------------------
Bexar (County of) Health Facilities
 Development Corp. (Retirement Community);
 VRD Series 1985 B RB (LOC-Bank of America
 N.A.)
 1.55%, 07/01/11(c)                         A-1+    --      3,030   3,030,000
-----------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
 District; Waterworks Series 1992 RB
 6.63%, 05/01/02(d)(e)                       NRR    NRR     1,825   1,867,275
-----------------------------------------------------------------------------
Bryan (City of) Waterworks & Sewer;
 Refunding & Improvement Series 2001 RB
 3.00%, 07/01/02(b)                          AAA    Aaa     3,370   3,378,755
-----------------------------------------------------------------------------
Collin (County of) Community College
 District; Refunding Ltd. Tax Series 2001
 GO
 4.50%, 08/15/02                             AA+    Aa2     4,000   4,035,985
-----------------------------------------------------------------------------
Dallas (City of) (Equipment Acquisition
 Contractual Obligations); Ltd. Tax Series
 2001 GO
 3.00%, 08/15/02                             AAA    Aaa     5,310   5,333,470
-----------------------------------------------------------------------------
Dallas (City of) Independent School
 District; Refunding Unlimited Tax Series
 1993 GO
 5.30%, 08/15/02                             AAA    Aaa     1,000   1,011,748
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
 Road); VRD Series 2001-4305 COP
 1.58%, 08/01/14(b)(c)(h)                   A-1+c   --      7,390   7,390,000
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Eagle Tax Exempt Trust (Houston Airport);
 VRD Series 2000-4307 COP
 1.58%, 07/01/28(b)(c)(h)                    A-1+c   --    $15,750 $15,750,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 COP
 1.58, 12/01/27(b)(c)(h)                     A-1+c   --     14,005  14,005,000
------------------------------------------------------------------------------
Ector (County of) Hospital District;
 Hospital Series 1992 RB
 7.30%, 04/15/02(d)(e)                        NRR    NRR     2,500   2,555,518
------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance
 Corp. (Lincoln Property Co.); Refunding
 VRD Series 1993 RB
 1.65%, 06/01/10(c)                          A-1+    --      2,700   2,700,000
------------------------------------------------------------------------------
Gulf Coast Water Authority; Refunding Water
 System Contract Series 1999 A RB
 4.63%, 08/15/02(b)                           AAA    Aaa     5,180   5,234,173
------------------------------------------------------------------------------
Harris (County of); Ltd. Ctfs. Obligation
 Tax Series 1991 GO
 6.50%, 10/01/02(d)(e)                        NRR    NRR     1,000   1,020,696
------------------------------------------------------------------------------
Harris (County of); Unlimited VRD Tax
 Series 2000 N1-Reg D GO
 1.60%, 08/01/03(c)                           --   VMIG-1    7,000   7,000,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); VRD Series 1992 RB
 (LOC-Texas Commerce Bank N.A.)
 1.60%, 04/01/17(c)                          A-1+    --      2,850   2,850,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Methodist Hospital);
 Refunding Hospital VRD Series 1994 RB
 1.50%, 12/01/25(c)                          A-1+    --      6,100   6,100,000
------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (Methodist Hospital);
 Refunding Hospital VRD Series 1997 RB
 1.50%, 12/01/26(c)                          A-1+    --     14,200  14,200,000
------------------------------------------------------------------------------

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Harris (County of) (Toll Road); Refunding
 Series 1992 A RB
 6.50%, 08/15/02(d)(e)                         NRR    NRR   $ 1,865 $ 1,932,000
-------------------------------------------------------------------------------
Irving (City of); Ltd. Ctfs. Obligations Tax
 Series 2001GO
 4.13%, 09/15/02                               AAA    Aaa     1,000   1,009,132
-------------------------------------------------------------------------------
Irving (City of) Hospital Authority (Irving
 Healthcare System); Refunding Series 1995 A
 RB
 5.20%, 07/01/02(b)(d)                         AAA    Aaa     1,280   1,289,292
-------------------------------------------------------------------------------
Klein (City of); Independent School District
 Refunding Unlimited Tax Series 1999 GO
 5.00%, 08/01/02                               AAA    Aaa     3,000   3,035,947
-------------------------------------------------------------------------------
Northside Independent School District (School
 Buildings); Unlimited Tax Series 2001 A GO
 3.00%, 08/01/31(d)                            A-1+ VMIG-1    5,000   5,006,534
-------------------------------------------------------------------------------
Palacios (City of) Independent School
 District; Unlimited Tax Series 2001 A GO
 2.70%, 12/15/02                               AAA    Aaa     2,000   2,012,839
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Water Series
 1992 RB
 6.50%, 05/15/02(d)(e)                         NRR    NRR     2,385   2,447,308
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Water Series
 1992 RB
 6.50%, 05/15/02(d)(e)                         NRR    NRR     1,745   1,787,638
-------------------------------------------------------------------------------
San Antonio (City of) Texas Electric & Gas
 System; Commercial Paper Notes 1.20%,
 04/05/02                                      A-1+  MIG-1   30,000  30,000,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Commercial Paper Notes
 1.25%, 05/22/02                                --    --     18,300  18,300,000
-------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
 (Southwood Ltd I Project); VRD Series 1984
 RB (LOC-Bank of America N.A.)
 1.65%, 12/01/14(c)(i)                          --    --      3,400   3,400,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
TEXAS-(CONTINUED)
Sherman (City of) Higher Education Finance
 Corp. (Austin College Project); VRD
 Series 1997 RB
 (LOC-Bank of America N.A.)
 1.55%, 01/01/18(c)                         A-1+    --    $12,800 $ 12,800,000
------------------------------------------------------------------------------
Socorro (City of) Independent School
 District; Refunding Unlimited Tax Series
 2001 GO
 3.00%, 08/15/02                             AAA    --      1,675    1,681,154
------------------------------------------------------------------------------
Texas A&M University (Financing Systems);
 Refunding Series
 2001 A RB
 4.00%, 05/15/02                             AA+    Aa1     2,930    2,939,593
------------------------------------------------------------------------------
Texas Municipal Power Agency; Refunding
 Series 1992 RB
 5.75%, 09/01/02(d)(e)                       NRR    NRR     1,740    1,765,257
------------------------------------------------------------------------------
Texas (State of); Series 2001
 A-L32 TRAN
 3.75%, 08/29/02                            SP-1+  MIG-1   20,500   20,613,362
------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers); VRD
 Series 1985 IDR (LOC-American National
 Bank & Trust)
 1.50%, Series 1985 A 11/01/05(c)            A-1    --      1,900    1,900,000
------------------------------------------------------------------------------
 1.50%, Series 1985 B 11/01/05(c)            A-1    --      2,450    2,450,000
------------------------------------------------------------------------------
University of Texas (Financing Systems);
 Refunding Series 1996 B RB
 6.00%, 08/15/02                             AAA    Aaa     1,480    1,503,895
------------------------------------------------------------------------------
                                                                   229,266,670
------------------------------------------------------------------------------
UTAH-0.75%
Davis (County of) Housing Authority (Fox
 Creek Apartments); Refunding Multi-Family
 Housing VRD Series 1997 A RB (LOC-Bank
 One N.A.)
 1.54%, 08/15/27(c)                          A-1    --      4,240    4,240,000
------------------------------------------------------------------------------
Davis (County of) School District;
 Unlimited Tax Series 2001 GO
 3.50%, 06/01/02                             AAA    Aaa     1,295    1,296,847
------------------------------------------------------------------------------
JP Morgan Putters (Salt Lake County);
 Hospital VRD Series 2001 186Z RB
 1.58%, 05/15/14(b)(c)(h)                   A-1+    --      4,995    4,995,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
UTAH-(CONTINUED)
Salt Lake City (City of) Industrial
 Development (Parkview Plaza Associates); VRD
 Series 1984 IDR (LOC-Bank One Arizona N.A.)
 1.55%, 12/01/14(c)                             A-1    --    $2,175 $ 2,175,000
-------------------------------------------------------------------------------
Tooele (County of) School District; Refunding
 Unlimited Tax
 Series 1992 GO
 6.45%, 06/01/02(b)(e)                           NRR   NRR    1,435   1,444,032
-------------------------------------------------------------------------------
                                                                     14,150,879
-------------------------------------------------------------------------------
VERMONT-0.25%
Vermont (State of); Unlimited Tax Series 2001
 A GO
 3.25%, 08/01/02                                 AA+   Aa1    2,185   2,195,837
-------------------------------------------------------------------------------
Vermont Student Assistance Corp.; Student Loan
 VRD Series 1985 RB (LOC-State Street Bank &
 Trust Co.)
 1.45%, 01/01/04(c)                              --  VMIG-1   2,640   2,640,000
-------------------------------------------------------------------------------
                                                                      4,835,837
-------------------------------------------------------------------------------
VIRGINIA-0.43%
Chesterfield (County of) (Public
 Improvements); Unlimited Tax Series 1992 GO
 5.60%, 07/15/02(d)(e)                          NRR    NRR    1,000   1,025,785
-------------------------------------------------------------------------------
Newport News (City of); Unlimited Tax Water
 Series 1992 A GO
 6.00%, 06/01/02(d)(e)                           AA    Aa2    1,000   1,017,444
-------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
 Commercial Paper Notes
 1.40%, 05/09/02                                A-1+   P-1    4,000   4,000,000
-------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
 Systems Project); Refunding Health Systems
 Series 1992 A RB
 6.63%, 07/01/02(d)                             NRR    NRR    1,000   1,031,044
-------------------------------------------------------------------------------
Virginia Public Building Authority; Building
 Series 1992 C RB
 5.75%, 08/01/02(d)(e)                          NRR    NRR    1,000   1,024,088
-------------------------------------------------------------------------------
                                                                      8,098,361
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
WASHINGTON-4.08%
ABN AMRO Munitops Ctfs. Trust (King
 County); Refunding Ltd. Multistate Non-AMT
 VRD Series 2001-1 Ctfs.
 1.57%, 07/01/06(b)(c)(h)                     --   VMIG-1  $10,000 $10,000,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington Public
 Power Supply Systems
 Project No. 2); VRD Series 964703
 Class A COP
 1.58%, 07/01/11(b)(c)(h)                    A-1+c   --      5,870   5,870,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State);
 VRD Series 984701 COP
 1.58%, 05/01/18(c)(h)                       A-1+c   --     14,400  14,400,000
------------------------------------------------------------------------------
Issaquah (City of) Community Properties;
 Special VRD Series 2001 A RB (LOC-Bank of
 America N.A.)
 1.60%, 02/15/21(c)                           --   VMIG-1   10,150  10,150,000
------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
 Revenue Series 1999 A RB (LOC-U.S. Bank
 N.A.)
 1.65%, 12/01/19(c)                             -- VMIG-1   11,500  11,500,000
------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
 (Puget Sound Blood Center Project); VRD
 Series 1998 IDR
 (LOC-U.S. Bank Trust N.A.)
 1.55%, 04/01/23(c)                           --   VMIG-1    2,540   2,540,000
------------------------------------------------------------------------------
King (County of) School District #411
 (Issaquah); Refunding Unlimited Tax Series
 1992 GO
 6.50%, 12/01/02(d)(e)                        NRR    NRR     1,275   1,314,645
------------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development Corp. (Sysco Food Services
 Project); Refunding VRD Series 1994 IDR
 1.60%, 11/01/25(c)                          A-1+  VMIG-1    5,550   5,550,000
------------------------------------------------------------------------------
Seattle (City of); Ltd. Tax Series 2001 GO
 3.50%, 08/01/02                              AAA    Aa1     8,095   8,118,846
------------------------------------------------------------------------------
Seattle (City of) Housing Authority
 (Bayview Manor Project); VRD Low Income
 Housing Assistance Series 1994 B RB (LOC-
 U.S. Bank
 of Washington)
 1.55%, 05/01/19(c)                           A-1    --      2,595   2,595,000
------------------------------------------------------------------------------

                                                 RATING(a)    PAR
                                                S&P  MOODY'S (000)     VALUE
WASHINGTON-(CONTINUED)
Seattle (City of) Housing Authority (Pioneer
 Human Services Project); Refunding VRD Series
 1995 RB
 (LOC-U.S. Bank N.A.)
 1.55%, 12/01/15(c)                             A-1    --    $2,990 $ 2,990,000
-------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
 Park Apartments Project); VRD Housing Series
 2000 RB
 (LOC-U.S. Bank N.A.)
 1.65%, 11/02/05(c)                              A-1   --     1,515   1,515,000
-------------------------------------------------------------------------------
Washington (State of); Unlimited Motor Vehicle
 Fuel Tax Series 1992
 R-92D GO
 5.75%, 09/01/02                                 AA+   Aa1    1,000   1,013,221
-------------------------------------------------------------------------------
                                                                     77,556,712
-------------------------------------------------------------------------------
WEST VIRGINIA-0.05%
West Virginia University (West Virginia
 University Project); Dormitory Series 1992 A
 RB
 6.75%, 05/01/02(d)(e)                           NRR   NRR    1,000   1,004,054
-------------------------------------------------------------------------------
WISCONSIN-1.02%
Door (County of); Unlimited Corporate Purposes
 Tax Series 2002 A GO
 4.00%, 09/01/02(b)                               --   Aaa    1,440   1,453,182
-------------------------------------------------------------------------------
Hudson (City of) School District;
 Series 2002 BAN
 1.75%, 06/05/02(d)(e)                           NRR   NRR    1,700   1,701,113
-------------------------------------------------------------------------------
Menomonee Falls (City of);
 Series 2001 BAN
 4.00%, 07/01/02                                  --  MIG-1   1,425   1,429,521
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax Series
 1997 A GO
 5.25%, 10/01/02(b)                             AAA    Aaa    2,830   2,876,943
-------------------------------------------------------------------------------
Racine (County of); Refunding Unlimited Tax
 Series 2002 B GO
 2.50%, 06/01/02                                 --    Aa2    2,110   2,112,532
-------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
 Project); VRD Series 2000 RB (LOC-Harris
 Trust & Savings Bank)
 1.65%, 09/01/35(c)                             A-1+   --     4,800   4,800,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  RATING(a)   PAR
                                                 S&P MOODY'S (000)     VALUE
WISCONSIN-(CONTINUED)
Wisconsin School Districts Cash Flow Management
 Program; Series 2001
 B-1 COP
 2.25%, 11/01/02                                 --   MIG-1  $2,415 $ 2,418,189
-------------------------------------------------------------------------------
Wisconsin School Districts Cash Flow Management
 Program; Series 2001
 B-2 COP
 2.25%, 11/01/02                                 --   MIG-1   2,500   2,504,013
-------------------------------------------------------------------------------
                                                                     19,295,493
-------------------------------------------------------------------------------

                                             RATING(a)   PAR
                                            S&P MOODY'S (000)      VALUE
WYOMING-0.05%
Cheyenne (City of) Refunding Unlimited Tax
 Series 1992 GO
 6.05%, 12/01/02(d)(e)                      NRR   NRR   $1,000 $    1,030,202
-----------------------------------------------------------------------------
TOTAL INVESTMENTS-97.25%
 (Cost $1,847,110,501)(j)                                       1,847,110,501
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.75%                                52,153,906
-----------------------------------------------------------------------------
NET ASSETS-100.00%                                             $1,899,264,407
-----------------------------------------------------------------------------

Investment Abbreviations:

BAN - Bond Anticipation Notes
COP - Certificates of Participation
Ctfs. - Certificates
GO - General Obligation
IDR - Industrial Development Revenue Bonds
LOC  - Letter of Credit
Ltd. - Limited
MERLOTS - Municipal Exempt Receipts Liquidity Optional Tender
RAC - Revenue Anticipation Certificates
RAN - Revenue Anticipation Notes
RB - Revenue Bonds
Sr. - Senior
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRD - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Except as indicated in note (f) below. NRR indicates a security that is notre-rated subsequent to funding of an escrow fund (consisting of federal, state or local government obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Report of Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effecton 03/31/2002.
(d) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(e) Secured by an escrow fund of U.S. government obligations.
(f) The ratings for the following securities are assigned by Fitch IBCA
    ("Fitch"):

   SECURITY                                                 RATING
   --------                                                 ------
   Pulaski (County of) Public Facilities Board               F1+
   Jacksonville (City of) Health Facilities Authority        F1+
   Miami-Dade (County of) Educational Facilities Authority   F1+
   Miami-Dade (County of) Industrial Development Authority   F1+
   North Miami (City of) Educational Facilities              F1+

--------------------------------------------------------------------------------

   SECURITY                                                              RATING
   --------                                                              ------
   Orange (County of) Health Facilities Authority                         F1+
   Palm Beach (County of)                                                 F1+
   Palm Beach (County of) Educational Facilities Authority                F1+
   Tampa (City of)                                                        F1+
   El Dorado (City of) Recreational Facilities                            F1+
   Mississippi Business Finance Corp.                                     F1+
   North Carolina Capital Facilities Financing Agency                     F1+
   North Carolina Medical Care Community Hospital                         F1+
   Metropolitan Government of Nashville and Davidson Counties Health
    and Educational Facilities Board (Meharry Medical College Project);   F1+
   Ratings are not covered by Report of Independent Auditors.

(g) Restricted Securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities was $78,276,000, which represented 4.12% of the Fund's net assets.
(h) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(j) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS:
Investments, at value (amortized cost)                        $1,847,110,501
----------------------------------------------------------------------------
Cash                                                              44,268,265
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                 12,967,681
----------------------------------------------------------------------------
 Interest                                                          9,264,932
----------------------------------------------------------------------------
Investment for deferred compensation plan                             69,783
----------------------------------------------------------------------------
Other assets                                                         112,804
----------------------------------------------------------------------------
  Total assets                                                 1,913,793,966
----------------------------------------------------------------------------

LIABILITIES:
Payables for:
 Investments purchased                                            12,153,544
----------------------------------------------------------------------------
 Dividends                                                         2,041,790
----------------------------------------------------------------------------
 Deferred compensation plan                                           69,783
----------------------------------------------------------------------------
Accrued distribution fees                                             94,062
----------------------------------------------------------------------------
Accrued directors' fees                                                3,262
----------------------------------------------------------------------------
Accrued transfer agent fees                                           37,422
----------------------------------------------------------------------------
Accrued operating expenses                                           129,696
----------------------------------------------------------------------------
  Total liabilities                                               14,529,559
----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,899,264,407
----------------------------------------------------------------------------

NET ASSETS:
Institutional Class                                           $1,239,058,244
----------------------------------------------------------------------------
Private Investment Class                                      $  179,094,629
----------------------------------------------------------------------------
Personal Investment Class                                     $    5,102,366
----------------------------------------------------------------------------
Cash Management Class                                         $  320,501,831
----------------------------------------------------------------------------
Reserve Class                                                 $   18,199,881
----------------------------------------------------------------------------
Resource Class                                                $  137,307,456
----------------------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                   16,600,000,000
----------------------------------------------------------------------------
 Outstanding                                                   1,239,003,413
----------------------------------------------------------------------------
Private Investment Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     179,079,159
----------------------------------------------------------------------------
Personal Investment Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                       5,094,564
----------------------------------------------------------------------------
Cash Management Class:
 Authorized                                                    6,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     320,514,172
----------------------------------------------------------------------------
Reserve Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      18,196,871
----------------------------------------------------------------------------
Resource Class:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     137,309,333
----------------------------------------------------------------------------
Net asset value, offering and redemption price per share for
 each class                                                   $         1.00
----------------------------------------------------------------------------


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME:
Interest                                              $35,113,095
------------------------------------------------------------------

EXPENSES:
Advisory fees                                           3,411,527
------------------------------------------------------------------
Administrative services fees                              245,615
------------------------------------------------------------------
Custodian fees                                             80,226
------------------------------------------------------------------
Distribution fees:
Private Investment Class                                  854,058
------------------------------------------------------------------
Personal Investment Class                                 254,643
------------------------------------------------------------------
Cash Management Class                                     185,172
------------------------------------------------------------------
Reserve Class                                             197,546
------------------------------------------------------------------
Resource Class                                            165,818
------------------------------------------------------------------
Transfer agent fees                                       292,728
------------------------------------------------------------------
Directors' fees                                            12,737
------------------------------------------------------------------
Other                                                     357,714
------------------------------------------------------------------
  Total expenses                                        6,057,784
------------------------------------------------------------------
Less:Fees waived                                       (1,599,040)
------------------------------------------------------------------
  Net expenses                                          4,458,744
------------------------------------------------------------------
Net investment income                                  30,654,351
------------------------------------------------------------------
Net realized gain from investment securities               49,753
------------------------------------------------------------------
Net increase in net assets resulting from operations  $30,704,104
------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2002 AND 2001

                                                   2002            2001
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   30,654,351  $   39,911,655
-----------------------------------------------------------------------------
 Net realized gain from investment securities         49,753          11,410
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                     30,704,104      39,923,065
-----------------------------------------------------------------------------

Distributions to shareholders from net
 investment income:
 Institutional Class                             (22,419,192)    (34,442,821)
-----------------------------------------------------------------------------
 Private Investment Class                         (3,180,546)     (3,865,986)
-----------------------------------------------------------------------------
 Personal Investment Class                          (439,500)         (6,603)
-----------------------------------------------------------------------------
 Cash Management Class                            (3,004,510)       (494,924)
-----------------------------------------------------------------------------
 Reserve Class                                      (264,155)       (653,105)
-----------------------------------------------------------------------------
 Resource Class                                   (1,346,448)       (448,216)
-----------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                             309,095,270     (34,486,817)
-----------------------------------------------------------------------------
 Private Investment Class                         37,137,251      58,490,952
-----------------------------------------------------------------------------
 Personal Investment Class                         4,372,127         722,437
-----------------------------------------------------------------------------
 Cash Management Class                           304,845,825       9,490,802
-----------------------------------------------------------------------------
 Reserve Class                                     2,327,048      (7,411,477)
-----------------------------------------------------------------------------
 Resource Class                                  121,845,326      11,867,057
-----------------------------------------------------------------------------
  Net increase in net assets                     779,672,600      38,684,364
-----------------------------------------------------------------------------

NET ASSETS:
 Beginning of year                             1,119,591,807   1,080,907,443
-----------------------------------------------------------------------------
 End of year                                  $1,899,264,407  $1,119,591,807
-----------------------------------------------------------------------------

NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)   $1,899,281,005  $1,119,658,158
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                              (16,598)        (66,351)
-----------------------------------------------------------------------------
                                              $1,899,264,407  $1,119,591,807
-----------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $16,322 as of March 31, 2002 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. For the year ended March 31, 2002, AIM waived fees of $977,423.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2002, AIM was paid $245,615 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2002, AFS was paid $226,949 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80%

--------------------------------------------------------------------------------
and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended March 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $427,029, $169,762, $148,137, $158,037 and $132,655, respectively, as compensation under the Plan and FMC waived fees of $621,617 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended March 31, 2002, the Fund paid legal fees of $6,847 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--CAPITAL STOCK

Changes in shares outstanding during the years ended March 31, 2002 and 2001 were as follows:

                                     2002                             2001
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
 Institutional Class     7,241,807,989  $ 7,241,807,989   5,117,923,565  $ 5,117,923,565
-----------------------------------------------------------------------------------------
 Private Investment
  Class                    373,567,962      373,567,962     363,659,424      363,659,424
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                    410,703,599      410,703,599       2,316,838        2,316,838
-----------------------------------------------------------------------------------------
 Cash Management Class   1,363,378,123    1,363,378,123     114,545,861      114,545,861
-----------------------------------------------------------------------------------------
 Reserve Class             204,218,294      204,218,294     205,761,853      205,761,853
-----------------------------------------------------------------------------------------
 Resource Class            403,486,783      403,486,783      60,393,900       60,393,900
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class         2,929,243        2,929,243       3,302,979        3,302,979
-----------------------------------------------------------------------------------------
 Private Investment
  Class                      2,271,450        2,271,450       2,891,461        2,891,461
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                        375,657          375,657           3,936            3,936
-----------------------------------------------------------------------------------------
 Cash Management Class       2,058,372        2,058,372         440,668          440,668
-----------------------------------------------------------------------------------------
 Reserve Class                 286,448          286,448         677,266          677,266
-----------------------------------------------------------------------------------------
 Resource Class              1,244,055        1,244,055         400,474          400,474
-----------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (6,935,641,962)  (6,935,641,962) (5,155,713,361)  (5,155,713,361)
-----------------------------------------------------------------------------------------
 Private Investment
  Class                   (338,702,161)    (338,702,161)   (308,059,933)    (308,059,933)
-----------------------------------------------------------------------------------------
 Personal Investment
  Class                   (406,707,129)    (406,707,129)     (1,598,337)      (1,598,337)
-----------------------------------------------------------------------------------------
 Cash Management Class  (1,060,590,670)  (1,060,590,670)   (105,495,727)    (105,495,727)
-----------------------------------------------------------------------------------------
 Reserve Class            (202,177,694)    (202,177,694)   (213,850,596)    (213,850,596)
-----------------------------------------------------------------------------------------
 Resource Class           (282,885,512)    (282,885,512)    (48,927,317)     (48,927,317)
-----------------------------------------------------------------------------------------
                           779,622,847  $   779,622,847      38,672,954  $    38,672,954
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2002 and 2001 was as follows:

                                       2002        2001
                                    ----------- -----------
       Distributions paid from:
        Ordinary income-tax-exempt  $30,654,351 $39,911,655

As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed ordinary income-(tax-exempt)  $ 107,080
       Capital loss carryforward                     (16,322)
       Unrealized appreciation (depreciation)       (107,356)
                                                   ---------
                                                   $ (16,598)
                                                   =========

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of capital losses incurred after October 31 and other temporary deferrals, which will reverse in future periods.
Investments have the same cost for tax and financial statement purposes.

--------------------------------------------------------------------------------
NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                           CASH MANAGEMENT CLASS
                                  ---------------------------------------------
                                                                JANUARY 4, 1999
                                   YEAR ENDED MARCH 31,           (DATE SALES
                                  ----------------------------   COMMENCED) TO
                                    2002        2001     2000   MARCH 31, 1999
                                  --------     -------  ------  ---------------
Net asset value, beginning of
 period                           $   1.00     $  1.00  $ 1.00      $ 1.00
-------------------------------------------------------------------------------
Net investment income                 0.02        0.04    0.03        0.01
-------------------------------------------------------------------------------
Less distributions from net
 investment income                   (0.02)      (0.04)  (0.03)      (0.01)
-------------------------------------------------------------------------------
Net asset value, end of period    $   1.00     $  1.00  $ 1.00      $ 1.00
-------------------------------------------------------------------------------
Total return(a)                       2.08%       3.87%   3.23%       0.64%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                         $320,502     $15,668  $6,178      $7,139
-------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers                     0.30%(b)    0.28%   0.28%       0.28%(c)
-------------------------------------------------------------------------------
 Without fee waivers                  0.38%(b)    0.39%   0.39%       0.38%(c)
-------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                1.92%(b)    3.76%   3.17%       3.08%(c)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $185,171,743.
(c) Annualized.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                       INSTITUTIONAL CLASS
                         -------------------------------------------------------
                                       YEAR ENDED MARCH 31,
                         -------------------------------------------------------
                            2002          2001      2000       1999       1998
                         ----------     --------  --------  ----------  --------
Net asset value,
 beginning of period     $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Net investment income          0.02         0.04      0.03        0.03      0.03
---------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.02)       (0.04)    (0.03)      (0.03)    (0.03)
---------------------------------------------------------------------------------
Net asset value, end of
 period                  $     1.00     $   1.00  $   1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------
Total return                   2.17%        3.95%     3.32%       3.23%     3.55%
---------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,239,058     $929,921  $964,396  $1,072,597  $896,904
---------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
With fee waivers               0.22%(a)     0.20%     0.20%       0.20%     0.20%
---------------------------------------------------------------------------------
Without fee waivers            0.28%(a)     0.29%     0.29%       0.28%     0.27%
---------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        2.01%(a)     3.84%     3.25%       3.16%     3.49%
---------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $1,088,163,776.

--------------------------------------------------------------------------------
NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                               PERSONAL INVESTMENT CLASS
                                           ----------------------------------
                                                             DECEMBER 4, 2000
                                                               (DATE SALES
                                              YEAR ENDED      COMMENCED) TO
                                           MARCH 31, 2002(A)  MARCH 31, 2001
                                           ----------------- ----------------
Net asset value, beginning of period            $ 1.00            $1.00
-----------------------------------------------------------------------------
Net investment income                             0.02             0.01
-----------------------------------------------------------------------------
Less distributions from net investment
 income                                          (0.02)           (0.01)
-----------------------------------------------------------------------------
Net asset value, end of period                  $ 1.00            $1.00
-----------------------------------------------------------------------------
Total return(b)                                   1.66%            0.95%
-----------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,102            $ 722
-----------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                                 0.72%(c)         0.70%(d)
-----------------------------------------------------------------------------
 Without fee waivers                              1.03%(c)         1.04%(d)
-----------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                       1.51%(c)         3.35%(d)
-----------------------------------------------------------------------------

(a)Calculated using average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $33,952,419.
(d) Annualized.

--------------------------------------------------------------------------------
NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                      PRIVATE INVESTMENT CLASS
                              ------------------------------------------------
                                        YEAR ENDED MARCH 31,
                              ------------------------------------------------
                                2002         2001     2000     1999     1998
                              --------     --------  -------  -------  -------
Net asset value, beginning
 of period                    $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Net investment income             0.02         0.04     0.03     0.03     0.03
-------------------------------------------------------------------------------
Less distributions from net
 investment income               (0.02)       (0.04)   (0.03)   (0.03)   (0.03)
-------------------------------------------------------------------------------
Net asset value, end of
 period                       $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Total return                      1.91%        3.69%    3.06%    2.98%    3.29%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)               $179,095     $141,946  $83,454  $90,606  $80,462
-------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers                 0.47%(a)     0.45%    0.45%    0.45%    0.45%
-------------------------------------------------------------------------------
 Without fee waivers              0.78%(a)     0.79%    0.79%    0.78%    0.77%
-------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                           1.76%(a)     3.60%    3.00%    2.91%    3.24%
-------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $170,811,627.

--------------------------------------------------------------------------------
NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                   RESERVE CLASS
                                           -----------------------------------
                                             YEAR ENDED          JUNE 1, 1999
                                              MARCH 31,          (DATE SALES
                                           -------------------  COMMENCED) TO
                                            2002        2001    MARCH 31, 2000
                                           -------     -------  --------------
Net asset value, beginning of period       $  1.00     $  1.00     $  1.00
------------------------------------------------------------------------------
Net investment income                         0.01        0.03        0.02
------------------------------------------------------------------------------
Less distributions from net investment
 income                                      (0.01)      (0.03)      (0.02)
------------------------------------------------------------------------------
Net asset value, end of period             $  1.00     $  1.00     $  1.00
------------------------------------------------------------------------------
Total return(a)                               1.35%       3.12%       2.10%
------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $18,200     $15,871     $23,283
------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                             1.02%(b)    1.00%       1.00%(c)
------------------------------------------------------------------------------
 Without fee waivers                          1.28%(b)    1.29%       1.29%(c)
------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                   1.21%(b)    3.05%       2.45%(c)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $19,754,567.
(c) Annualized.

--------------------------------------------------------------------------------
NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                                   RESOURCE CLASS
                                           ------------------------------------
                                              YEAR ENDED         APRIL 6, 1999
                                              MARCH 31,           (DATE SALES
                                           --------------------  COMMENCED) TO
                                             2002        2001    MARCH 31, 2000
                                           --------     -------  --------------
Net asset value, beginning of period       $   1.00     $  1.00      $ 1.00
-------------------------------------------------------------------------------
Net investment income                          0.02        0.04        0.03
-------------------------------------------------------------------------------
Less distributions from net investment
 income                                       (0.02)      (0.04)      (0.03)
-------------------------------------------------------------------------------
Net asset value, end of period             $   1.00     $  1.00      $ 1.00
-------------------------------------------------------------------------------
Total return(a)                                2.00%       3.78%       3.15%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $137,307     $15,464      $3,597
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                              0.38%(b)    0.36%       0.36%(c)
-------------------------------------------------------------------------------
 Without fee waivers                           0.48%(b)    0.49%       0.49%(c)
-------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                    1.84%(b)    3.68%       3.09%(c)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $82,909,324.
(c) Annualized.

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits

a (1)     -    (a) Articles of Incorporation of Registrant, as filed with the
               State of Maryland on March 4, 1992.(1)

          - (b) Articles Supplementary of Registrant, as filed with the State of Maryland on June 22, 1994.(1)

          - (c) Articles Supplementary of Registrant, as filed with the State of Maryland November 9, 1998.(4)

          - (d) Articles of Amendment of Registrant, as filed with the State of Maryland on December 16, 1998.(6)

          - (e) Certificate of Correction of Registrant, as filed with the State of Maryland on December 16, 1998.(6)

          - (f) Articles Supplementary of Registrant, as filed with the State of Maryland on December 9, 1999.(6)

          - (g) Articles Supplementary of Registrant, as filed with the State of Maryland on December 29, 1999.(6)

          - (h) Articles Supplementary of Registrant, as filed with the State of Maryland on February 16, 2001.(10)

               (i) Articles Supplementary of Registrant, as filed with the State of Maryland on October 9, 2001.(11)

b   (1)   -    (a) Amended and Restated Bylaws of Registrant, dated
               December 11, 1996.(2)

          - (b) First Amendment to Amended and Restated Bylaws of Registrant, adopted as of June 9, 1999.(6)

c         -    Articles Fifth, Seventh, Ninth, Tenth and Eleventh, of the
               Articles of Incorporation of Tax-Free Investments Co., as amended, and Articles I and IV of Amended and Restated Bylaws of Tax-Free Investments Co., as amended, as previously filed, define rights of holders of shares.(1&2)

d         -    Master Investment Advisory Agreement, dated June 1, 2000, between
               A I M Advisors, Inc. and Registrant, on behalf of Cash Reserve
               Portfolio.(8)

e   (1)   -    (a) First Amended and Restated Master Distribution Agreement,
               dated July 1, 2000, between Fund Management Company and
               Registrant.(8)

          - (b) Amendment No. 1 dated March 2, 2001 to the First Amended and Restated Master Distribution Agreement dated July 1, 2000, between Fund Management Company and Registrant.(10)

f   (1)   -    AIM Funds Retirement Plan for Eligible Directors/Trustees, as
               restated October 1, 2001.(11)

    (2)   -    Form of Director Deferred Compensation Agreement for Registrant's
               Non-Affiliated Directors, as amended March 7, 2000 and September
               28, 2001.(11)

g   (1)   -    (a) Custody Agreement, dated October 19, 1995, between The Bank of New York and Registrant.(1)

          - (b) Amendment dated July 30, 1996, to Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York.(5)

    (2)   -    Subcustody Agreement, dated February 1997, between Bank of New
               York and State Street Bank and Trust Company.(11)

h   (1)   -    (a) Transfer Agency and Service Agreement, dated December 29,
               1997, between A I M Fund Services, Inc. and Registrant.(3)

          - (b) Amendment No. 1, dated January 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(5)

          - (c) Amendment No. 2, dated as of July 1, 1999, to Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(5)

    (2)   -    (a) Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(8)

          - (b) Amendment No. 1, dated May 9, 2001, to Master Administrative Services Agreement, dated June 1, 2000, between Registrant and
               A I M Advisors, Inc.(10)

    (3)   -    Memorandum of Agreement relating to securities lending entered into as of June 1, 2000, between Registrant, on behalf of Cash
               Reserve Portfolio - Cash Management Class, Institutional Class,
               Personal Class, Private Investment Class, Reserve Class, Resource
               Class, Sweep Class and A I M Advisors, Inc.(9)

i         -    Legal Opinion - None.



j   (1)        Consent of Ernst & Young LLP.(11)


    (2)   -    Consent of Ballard Spahr Andrews & Ingersoll, LLP.(11)

k         -    Omitted Financial Statements - None.

l         -    Agreement Concerning Initial Capitalization - None

m   (1)   -    (a) Amended and Restated Master Distribution Plan dated June 30,
               1997 on behalf of the Private Investment Class of the Cash
               Reserve Portfolio.(2)

          - (b) Amendment No. 1, dated December 18, 1998, to Amended and Restated Master Distribution Plan dated June 30, 1997 on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio.(5)

          - (c) Amendment No. 2, dated March 2, 2001 to the Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class, the Resource Class and the Sweep Class of the Cash Reserve Portfolio.(10)

     (2)  -    Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(9)


n         -    First Amended and Restated Multiple Class Plan effective December
               12, 2001 as amended and restated March 4, 2002.(11)

o         -    Reserved.

p   (1)   -    The AIM Management Group Code of Ethics, as amended February 24,
               2000, relating to A I M Management Group Inc. and A I M Advisors,
               Inc.(6)

    (2)   -    Code of Ethics of Tax-Free Investments Co., effective as of
               September 23, 2000.(10)
----------------
    (1)   Incorporated by reference to PEA No. 23, filed on July 26, 1996.
    (2)   Incorporated by reference to PEA No. 24, filed on July 29, 1997.
    (3)   Incorporated by reference to PEA No. 25, filed on May 22, 1998.
    (4)   Incorporated by reference to PEA No. 26, filed on November 25, 1998.
    (5)   Incorporated by reference to PEA No. 27, filed on June 25, 1999.
    (6)   Incorporated by reference to PEA No. 28, filed on March 24, 2000.
    (7)   Incorporated by reference to PEA No. 29, filed on May 22, 2000.
    (8)   Incorporated by reference to PEA No. 30, filed on July 26, 2000.
    (9)   Incorporated by reference to PEA No. 31, filed on February 16, 2001.

    (10)  Incorporated by reference to PEA No. 32, filed on July 26, 2001.


    (11)  Filed herewith electronically.

Item 24.  Persons Controlled by or Under Common Control With the Registrant

          None.

Item 25.  Indemnification

          Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by the final adjudication of such issue.


          A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor

          The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.  Principal Underwriters

(a) Fund Management Company, the registrant's principal underwriter, also acts as principal underwriter to the following investment companies:

                       Short-Term Investments Trust
                       Short-Term Investments Co.

(b)


Name and Principal               Position and Officers with                Positions and Offices
Business Address*                        Underwriter                          with Registrant
-----------------                        -----------                          ---------------

Robert H. Graham            Director & Chairman                    President, Director & Chairman


Name and Principal               Position and Officers with                Positions and Offices
Business Address*                        Underwriter                          with Registrant
-----------------                        -----------                          ---------------

Karen Dunn Kelley           Director & President                   Vice President

Carol F. Relihan            Director, Vice President & General     Secretary & Senior Vice President
                            Counsel

Dawn M. Hawley              Vice President & Chief Financial       None
                            Officer

John H. Lively              Vice President & Assistant Secretary   Assistant Secretary

Kathleen J. Pflueger        Secretary                              Assistant Secretary

David E. Hessel             Assistant Vice President and           None
                            Treasurer

Rebecca Starling-Klatt      Assistant Vice President               None

Nancy L. Martin             Assistant Secretary                    Assistant Secretary

Ofelia M. Mayo              Assistant Secretary                    Assistant Secretary

P. Michelle Grace           Assistant Secretary                    Assistant Secretary


-----------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)  None.

Item 28.  Location of Accounts and Records

          A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 29.  Management Services

          None.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 26th day of July, 2002.

                               Registrant: TAX-FREE INVESTMENTS CO.

                                       By: /s/ Robert H. Graham
                                           -----------------------------
                                           Robert H. Graham, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURES                      TITLE                       DATE
        ----------                      -----                       ----

   /s/ Robert H. Graham       Chairman, Director & President      July 26, 2002
--------------------------     Principal Executive Officer)
    (Robert H. Graham)


  /s/ Frank S. Bayley                 Director                    July 26, 2002
--------------------------
     (Frank S. Bayley)


  /s/ Bruce L. Crockett               Director                    July 26, 2002
---------------------------
     (Bruce L. Crockett)


  /s/ Albert R. Dowden                Director                    July 26, 2002
----------------------------
     (Albert R. Dowden)


  /s/ Edward K. Dunn, Jr.             Director                    July 26, 2002
----------------------------
    (Edward K. Dunn, Jr.)


    /s/ Jack M. Fields                Director                    July 26, 2002
----------------------------
      (Jack M. Fields)


    /s/ Carl Frischling               Director                    July 26, 2002
----------------------------
      (Carl Frischling)


   /s/ Prema Mathai-Davis             Director                    July 26, 2002
----------------------------
    (Prema Mathai-Davis)


    /s/ Lewis F. Pennock              Director                    July 26, 2002
----------------------------
     (Lewis F. Pennock)


   /s/ Ruth H. Quigley                Director                    July 26, 2002
----------------------------
     (Ruth H. Quigley)


     /s/ Louis S. Sklar               Director                    July 26, 2002
----------------------------
     (Louis S. Sklar)


     /s/ Dana R. Sutton       Vice President & Treasurer          July 26, 2002
----------------------------    (Principal Financial and
     (Dana R. Sutton)              Accounting Officer)

                                      INDEX

Exhibit
Number       Description
-------      -----------
a   (1)(i)   Articles Supplementary of Registrant, as filed with the State of
             Maryland on October 9, 2001

f   (1)      AIM Funds Retirement Plan for Eligible Directors/Trustees, as
             restated October 1, 2001

f   (2)      Form of Director Deferred Compensation Agreement for Registrant's
             Non-Affiliated Directors, as amended March 7, 2000 and
             September 28, 2001

g   (2)      Subcustody  Agreement  dated February  1997,  between Bank of New
             York and State Street Bank and Trust Company

j   (1)      Consent of Ernst & Young LLP

j   (2)      Consent of Ballard Spahr Andrews & Ingersoll, LLP

n First Amended and Restated Multiple Class Plan effective December 12, 2001 as amended and restated March 4, 2002